[GRAPHIC: HAND WITH PUZZLE PIECE]


                                                                Nations Managed
                                                                Value Index Fund

                                                                Nations Managed
                                                                Index Fund

                                                                Nations Managed
                                                                SmallCap Value
                                                                Index Fund

                                                                Nations Managed
                                                                SmallCap
                                                                Index Fund


MANAGED
INDEX(SM) FUNDS

Semiannual report for the period
ended September 30, 1999


                                                                   Nations Funds

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America N.A., is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds investment adviser: Banc of America Advisors, Inc.


NOT FDIC INSURED          MAY LOSE VALUE           NO BANK GUARANTEE

PRESIDENTS'
MESSAGE
                           DEAR SHAREHOLDER:

                           We're rapidly approaching the end of the year, and the end of the twentieth century. While we all look forward to the beginning of the next century, let's first take a look back at the last six months and then we'll discuss how Nations Funds is positioned as we head into the year 2000.

                           RIDING THE WAVES IN THE U.S.

                           The last six months offered a snapshot of what we often refer to as market volatility. And when we say market volatility, we mean the ups and downs of the U.S. stock market. Basically, what went up in the second quarter of the year fell right back down in the third quarter. During the spring, we witnessed another Dow Jones Industrial Average* milestone -- crossing the 11,000 mark -- and we saw a broadening in the stock market, as value stocks and small-company stocks came back into favor. This was a change from the past few years where rallies have been led by a narrow group of large-company stocks.

                           However, strong economic growth -- combined with continued low inflation and low unemployment -- caused the Federal Reserve Board to raise interest rates twice by a total of 0.50%. These rate hikes (on June 30 and August 24) caused the markets to resemble the rough surf of the Atlantic during one of our many hurricanes this past summer. (In fact, Hurricane Floyd actually shut down Wall Street in mid-September with torrential rains and high winds.) At any rate, the stock market, as represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500)**, finished the third quarter at 5.36% (year-to-date through September 30,
                           1999), 10% off its August high, with the average stock in the S&P 500 off 20% from its high.

                           A BRIGHTER PICTURE OVERSEAS

                           International stock markets performed well in the second quarter and actually outperformed the U.S. for the first time in a number of years. The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index gained 4.4% in the third quarter. A resurgent Japanese economy helped to push international equity markets higher.

                           This is yet another example of the importance of diversification. Investors investing exclusively in the U.S. could miss out on opportunities overseas. One way to ensure that your portfolio is properly diversified is to seek the professional advice of an investment professional. An investment professional can help explain the additional risks involved in international investing, as well as educate you on the potential rewards that have historically come from a diversified portfolio including international investments.

                            * The Dow Jones Industrial Average is a
                              price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange. It is unmanaged and unavailable for investment.

                           ** The Standard & Poor's 500 Composite Stock Price
                              Index is an unmanaged index of 500 widely held common stocks. It is unavailable for investment.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS'
MESSAGE continued...

                           STAY THE COURSE

                           While the ride has been bumpy over the last six months, we believe the best course of action for an investor is to stay focused on your long-term goals and remain invested. We understand that Y2K has been on investors' minds for quite some time now. As most Americans have come to realize, substantial efforts have been made by companies in the U.S. and abroad to try to ensure that the Y2K problem will be avoided. Regardless, Y2K will come and go and those investors that stick to their long-term goals, as history has shown, stand a better chance of attaining them.

                           WHAT'S NEW AT NATIONS FUNDS

                           We've made some great strides during the past six months and are poised to make Nations Funds a stronger presence in the mutual fund industry in the new year. We completed the largest merger in mutual fund history on May 21 when we combined Pacific Horizon Funds with Nations Funds. Combining these two entities provides you with more investment choices and a broader range of investment expertise. This is part of our ongoing commitment to providing you with the best products and services, and helping you pursue a lifetime of financial goals.

                           In fact, our selection of mutual funds continued to grow as we introduced Nations Strategic Equity Fund, a large-company stock fund managed for tax efficiency, on August 1. This fund is managed by Bank of America Investment Management -- a Nations Funds Manager of Distinction(SM).

                           We look forward to the opportunities ahead of us in the new year and to making your investment experience with Nations Funds a successful one. Should you have any questions or comments on your semiannual report, please contact your investment professional or call us at 1.800.321.7854. You can also visit us online at www.nations-funds.com.

                           Once again, thank you for being a part of the Nations Funds family.

                           Sincerely,

/s/ A. Max Walker
A. Max Walker
President and Chairman of the Board

/s/ Robert H. Gordon
Robert H. Gordon
President, Banc of America Advisors, Inc.

                           September 30, 1999

Table
of
contents

                                     NATIONS FUNDS SPECTRUM                                          2
                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                         - Nations Managed Value Index Fund                          3
                                         - Nations Managed Index Fund                                7
                                         - Nations Managed SmallCap Value Index Fund                12
                                         - Nations Managed SmallCap Index Fund                      17
                                     Statements of operations                                       23
                                     Statements of changes in net assets                            24
                                     Schedules of capital stock activity                            26
                                     Financial highlights                                           30
                                     Notes to financial statements                                  38

                                       ---------------------------------------------------------------------------------
                                           NATIONS FUNDS                [DALBAR LOGO]
                                           RECOGNIZED FOR               [DALBAR...HONORS COMMITMENT TO INVESTORS 1998]
                                           OUTSTANDING
                                           CUSTOMER SERVICE             DALBAR, Inc., is a well-respected research firm
                                                                        that measures customer service levels and
                                           In recognition of our        establishes benchmarks in the financial services
                                           commitment to retail         industry.
                                           shareholders through
                                           consistently providing
                                           superior customer service,
                                           Nations Funds was awarded
                                           DALBAR Key Honors in 1997
                                           and 1998.

                                       ---------------------------------------------------------------------------------

THE NATIONS FUNDS FAMILY OF FUNDS

LOWER
RISK/
REWARD
POTENTIAL

MONEY
MARKET
FUNDS

Nations Prime Fund
Nations Government
Money Market Fund
Nations Treasury Fund
Nations Tax Exempt
Fund

FIXED
INCOME
FUNDS

INCOME FUNDS
Nations Diversified
Income Fund
Nations U.S. Government
Bond Fund
Nations Strategic
Fixed Income Fund
Nations Intermediate
Bond Fund
Nations Government
Securities Fund
Nations Short-
Intermediate
Government Fund
Nations Short-Term
Income Fund

TAX-EXEMPT
INCOME FUNDS

Nations Municipal
Income Fund
Nations State-Specific
Long-Term Municipal
Bond Funds (CA, FL, GA,
MD, NC, SC, TN, TX, VA)
Nations Intermediate
Municipal Bond Fund
Nations State-Specific
Intermediate Municipal
Bond Funds (FL, GA, MD,
NC, SC, TN, TX, VA)
Nations Short-Term
Municipal Income Fund

DOMESTIC
EQUITY
FUNDS

GROWTH FUNDS

Nations Small Company
Growth Fund
Nations Emerging
Growth Fund
Nations Marsico
Focused Equities Fund
Nations Disciplined
Equity Fund
Nations Capital
Growth Fund
Nations Strategic
Equity Fund
Nations Blue Chip Fund

GROWTH AND
INCOME FUNDS

Nations Marsico Growth
& Income Fund
Nations Equity
Income Fund
Nations Value Fund
Nations Asset
Allocation Fund
Nations Balanced
Assets Fund
Nations Capital
Income Fund

INTERNATIONAL
FUNDS

Nations Emerging
Markets Fund
Nations International
Growth Fund
Nations International
Equity Fund
Nations International
Value Fund

HIGHER
RISK/
REWARD
POTENTIAL

INDEX FUNDS

Nations Equity Index Fund
Nations Managed Index Fund
Nations Managed SmallCap Index Fund
Nations Managed SmallCap Value Index Fund
Nations Managed Value Index Fund

ASSET ALLOCATION PORTFOLIOS

Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Growth Portfolio
Nations LifeGoal Income and Growth Portfolio

NATIONS FUNDS
Nations Managed Value Index Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
------------------------------------------------------------
            COMMON STOCKS -- 99.2%
            AEROSPACE AND DEFENSE -- 2.6%
      300   B.F. Goodrich Company...................  $    9
    1,350   Boeing Company..........................      58
      300   General Dynamics Corporation............      19
      250   Northrop Grumman Corporation............      16
      750   Raytheon Company, Class B...............      37
      500   Rockwell International Corporation......      26
       50   TRW Inc. ...............................       2
                                                      ------
                                                         167
                                                      ------
            APPAREL AND TEXTILES -- 0.6%
       50   National Service Industries, Inc. ......       2
      250   Nike, Inc., Class B.....................      14
      450   Russell Corporation.....................       6
      150   Springs Industries Inc. ................       5
      350   V.F. Corporation........................      11
                                                      ------
                                                          38
                                                      ------
            AUTOMOBILE PARTS MANUFACTURERS -- 0.6%
      350   Cooper Tire & Rubber Company............       6
      550   Dana Corporation........................      20
      600   Delphi Automotive Systems Corporation...      10
                                                      ------
                                                          36
                                                      ------
            AUTOMOBILES AND TRUCKS -- 3.0%
    2,000   Ford Motor Company......................     101
      850   General Motors Corporation..............      53
      350   Navistar International Corporation@.....      16
      450   PACCAR, Inc. ...........................      23
                                                      ------
                                                         193
                                                      ------
            BANKING -- 11.1%
    1,250   Banc One Corporation....................      44
      800   Bank of New York Inc. ..................      27
      250   BankBoston Corporation..................      11
      300   BB&T Corporation........................      10
    1,800   Chase Manhattan Corporation.............     135
      150   Comerica Inc. ..........................       8
      250   Fifth Third Bancorp.....................      15
    1,050   First Union Corporation.................      37
    1,513   Firstar Corporation.....................      39
    1,350   Fleet Financial Group, Inc. ............      49
      300   Golden West Financial Corporation.......      29
      275   Huntington Bancshares Inc. .............       7
      400   J.P. Morgan & Company Inc. .............      46
      800   KeyCorp.................................      21
      500   Mellon Bank Corporation.................      17
    1,000   National City Corporation...............      27
      100   Northern Trust Corporation..............       8
      750   PNC Bank Corporation....................      40
      800   SouthTrust Corporation..................      29
      200   Summit Bancorp..........................       6
      500   SunTrust Banks, Inc. ...................      33
      250   Wachovia Corporation....................      20
    1,600   Wells Fargo Company.....................      63
                                                      ------
                                                         721
                                                      ------

                                                      VALUE
 SHARES                                               (000)
------------------------------------------------------------
            BEVERAGES -- 0.6%
      350   Adolph Coors Company, Class B...........  $   19
      500   Seagram Company Ltd.....................      23
                                                      ------
                                                          42
                                                      ------
            CHEMICALS -- BASIC -- 2.9%
      250   Air Products & Chemicals Inc. ..........       7
      400   Dow Chemical Company....................      45
    1,300   E.I. duPont de Nemours and Company......      80
      300   FMC Corporation@........................      14
      300   Mallinckrodt Group Inc. ................       9
      150   Nalco Chemical Company..................       8
      100   PPG Industries, Inc. ...................       6
      150   Praxair Inc. ...........................       7
      300   Rohm & Haas Company.....................      11
                                                      ------
                                                         187
                                                      ------
            CHEMICALS -- SPECIALTY -- 0.0%+
      150   Engelhard Corporation...................       3
                                                      ------
            COMPUTER RELATED -- 3.3%
      350   Apple Computer Inc.@....................      22
      100   Data General Corporation@...............       2
    1,500   Hewlett-Packard Company.................     139
      150   Honeywell Inc. .........................      17
      500   Seagate Technology Inc.@................      15
      450   Unisys Corporation@.....................      20
                                                      ------
                                                         215
                                                      ------
            COMPUTER SERVICES -- 0.4%
      100   Computer Sciences Corporation@..........       7
      400   Electronic Data Systems.................      21
                                                      ------
                                                          28
                                                      ------
            COMPUTER SOFTWARE -- 0.5%
      100   Adobe Systems Inc. .....................      11
      400   First Data Corporation..................      18
      250   Novell Inc.@............................       5
                                                      ------
                                                          34
                                                      ------
            CONGLOMERATE -- 1.2%
      650   AlliedSignal, Inc. .....................      39
      700   United Technologies Corporation.........      41
                                                      ------
                                                          80
                                                      ------
            CONSTRUCTION -- 1.0%
       50   Armstrong World Industries, Inc. .......       2
      400   Centex Corporation......................      12
      400   Crane Company...........................       9
      300   Fluor Corporation.......................      12
      550   Masco Corporation.......................      17
      650   Pulte Corporation.......................      14
       50   Sherwin-Williams Company................       1
                                                      ------
                                                          67
                                                      ------
            CONTAINERS AND PACKAGING -- 0.5%
      450   Ball Corporation........................      20
      250   Crown Cork & Seal Company, Inc. ........       6
      200   Owens-Illinois, Inc.@...................       4
                                                      ------
                                                          30
                                                      ------
            DISTRIBUTION AND WHOLESALE -- 0.2%
      150   Costco Wholesale Corporation@...........      11
                                                      ------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed Value Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
------------------------------------------------------------
            DIVERSIFIED -- 1.1%
      100   Eastern Enterprises.....................  $    5
      700   Fortune Brands Inc. ....................      22
      350   Minnesota Mining & Manufacturing
              Company...............................      33
      150   Textron Inc. ...........................      12
                                                      ------
                                                          72
                                                      ------
            DRUGS -- 0.4%
      550   Pharmacia & Upjohn, Inc. ...............      27
                                                      ------
            ELECTRIC POWER -- 5.8%
      150   Ameren Corporation......................       6
      200   CINergy Corporation.....................       6
      550   Consolidated Edison, Inc. ..............      23
      350   Dominion Resources, Inc. ...............      16
      300   DTE Energy Company......................      11
      350   Duke Energy Corporation.................      19
    1,000   Edison International....................      24
      800   Entergy Corporation.....................      23
      750   FirstEnergy Corporation.................      19
      100   Florida Progress Corporation............       5
      300   FPL Group Inc. .........................      15
      650   GPU, Inc. ..............................      21
      950   Northern States Power Corporation.......      20
    1,000   P G & E Corporation.....................      26
      550   PECO Energy Company.....................      21
      200   PP&L Resources Inc. ....................       5
      700   Public Service Enterprise Group.........      27
      850   Reliant Energy Inc. ....................      23
    1,150   Southern Company........................      30
      400   Texas Utilities Company.................      15
      650   Unicom Corporation......................      24
                                                      ------
                                                         379
                                                      ------
            ELECTRICAL EQUIPMENT -- 0.4%
      450   Emerson Electric Company................      28
                                                      ------
            ELECTRONICS -- 0.8%
      350   Applied Materials Inc.@.................      28
      300   LSI Logic Corporation@..................      15
      300   National Semiconductor Corporation@. ....       9
                                                      ------
                                                          52
                                                      ------
            ENVIRONMENTAL -- 0.4%
      350   Johnson Controls Inc. ..................      23
                                                      ------
            EXPLORATION AND DRILLING -- 0.2%
      100   Burlington Resources Inc. ..............       4
       50   Helmerich & Payne, Inc. ................       1
      500   McDermott International Inc. ...........      10
                                                      ------
                                                          15
                                                      ------
            FINANCIAL SERVICES -- 11.9%
      300   American Express Company................      40
      500   American General Corporation............      32
      850   Associates First Capital Corporation....      31
      100   Bear Stearns Companies Inc. ............       4
      200   Capital One Financial Corporation.......       8
    5,200   Citigroup Inc. .........................     230
      450   Countrywide Credit Industries, Inc. ....      15
    1,400   Fannie Mae..............................      88

                                                      VALUE
 SHARES                                               (000)
------------------------------------------------------------
            FINANCIAL SERVICES -- (CONTINUED)
    1,200   Freddie Mac.............................  $   62
    1,000   Household International Inc. ...........      40
      450   Lehman Brothers Holdings Inc. ..........      26
      400   Marsh & McLennan Companies Inc. ........      27
      600   Merrill Lynch & Company Inc. ...........      40
    1,000   Morgan Stanley Dean Witter & Company....      89
      350   Paine Webber Group, Inc. ...............      13
      900   Washington Mutual, Inc. ................      26
                                                      ------
                                                         771
                                                      ------
            FOOD PRODUCERS -- 0.2%
      750   Nabisco Group Holdings Corporation......      11
                                                      ------
            FOREST AND PAPER PRODUCTS -- 2.1%
      400   Boise Cascade Corporation...............      15
      300   Champion International Corporation......      15
      450   Georgia-Pacific Corporation.............      18
      650   International Paper Company.............      32
      450   Louisiana Pacific Corporation...........       7
      150   Mead Corporation........................       5
      150   Temple-Inland Inc. .....................       9
      500   Westvaco Corporation....................      13
      250   Weyerhaeuser Company....................      14
      150   Willamette Industries Inc. .............       6
                                                      ------
                                                         134
                                                      ------
            FURNITURE AND APPLIANCES -- 0.4%
      150   Maytag Corporation......................       5
      350   Whirlpool Corporation...................      23
                                                      ------
                                                          28
                                                      ------
            INSURANCE -- 5.5%
      250   Aetna Life and Casualty Company.........      12
      600   Aflac, Inc. ............................      25
    1,250   Allstate Corporation....................      32
    1,750   American International Group, Inc. .....     153
      300   CIGNA Corporation.......................      23
      850   Conseco Inc. ...........................      16
      550   Hartford Financial Services Group,
              Inc. .................................      22
      300   Jefferson-Pilot Corporation.............      19
      700   Lincoln National Corporation Ltd........      26
      150   Loews Corporation.......................      11
      300   MGIC Investment Corporation.............      14
      200   Torchmark Corporation...................       5
        1   UnumProvident Corporation++.............       0
                                                      ------
                                                         358
                                                      ------
            MACHINERY AND EQUIPMENT -- 1.4%
      200   Briggs & Stratton Corporation...........      12
      300   Caterpillar Inc. .......................      16
      200   Cooper Industries Inc. .................       9
      100   Cummins Engine Company, Inc. ...........       5
      250   Illinois Tool Works, Inc. ..............      20
      300   Ingersoll-Rand Company..................      17
      100   Milacron Inc. ..........................       2
       50   NACCO Industries Inc., Class A..........       3
      100   Parker Hannifin Corporation.............       4
      150   Timken Company..........................       2
                                                      ------
                                                          90
                                                      ------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed Value Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
------------------------------------------------------------
            MEDIA -- 3.1%
      650   CBS Corporation@........................  $   30
      200   Clear Channel Communications, Inc.@.....      16
      650   MediaOne Group, Inc.@...................      44
    1,250   Time Warner Inc. .......................      76
      900   Viacom Inc., Class B@...................      38
                                                      ------
                                                         204
                                                      ------
            MEDICAL PRODUCTS AND SUPPLIES -- 0.4%
      100   Allergan, Inc. .........................      11
       50   Bausch & Lomb Inc. .....................       3
      100   C.R. Bard Inc. .........................       5
      300   St. Jude Medical Inc.@..................       9
                                                      ------
                                                          28
                                                      ------
            MEDICAL SERVICES -- 1.1%
    1,100   Columbia/HCA Healthcare Corporation.....      23
    1,450   HEALTHSOUTH Corporation@................       9
      300   Humana Inc.@............................       2
      350   Tenet Healthcare Corporation@...........       6
      550   United Healthcare Corporation...........      27
      100   Wellpoint Health Networks, Inc.@........       6
                                                      ------
                                                          73
                                                      ------
            METALS AND MINING -- 1.6%
      500   Alcan Aluminium Ltd.....................      16
      500   Alcoa Inc. .............................      31
    1,200   Barrick Gold Corporation................      26
      150   Inco Ltd. ..............................       3
      750   Niagara Mohawk Holdings Inc.@...........      12
      100   Placer Dome Inc. .......................       1
      250   Reynolds Metals Company.................      15
                                                      ------
                                                         104
                                                      ------
            NETWORKING EQUIPMENT AND PRODUCTS -- 1.3%
    1,600   Nortel Networks Corporation.............      82
                                                      ------
            OIL -- DOMESTIC -- 2.4%
      500   Amerada Hess Corporation................      31
      550   Atlantic Richfield Company..............      48
      300   Kerr-McGee Corporation..................      17
      350   Phillips Petroleum Company..............      17
      150   Sunoco, Inc. ...........................       4
      350   Unocal Corporation......................      13
      800   USX-Marathon Group Inc. ................      23
                                                      ------
                                                         153
                                                      ------
            OIL -- INTERNATIONAL -- 9.9%
      500   Apache Corporation......................      22
      750   Chevron Corporation.....................      67
    2,950   Exxon Corporation.......................     223
      900   Mobil Corporation.......................      91
    3,250   Royal Dutch Petroleum Company...........     192
      750   Texaco Inc. ............................      47
                                                      ------
                                                         642
                                                      ------
            OIL AND GAS -- 0.4%
      700   Enron Corporation.......................      29
                                                      ------

                                                      VALUE
 SHARES                                               (000)
------------------------------------------------------------
            OIL FIELD SERVICES & EQUIPMENT -- 0.8%
       50   Baker Hughes Inc. ......................  $    1
      400   Halliburton Company.....................      16
      600   Schlumberger Ltd........................      38
                                                      ------
                                                          55
                                                      ------
            PHOTO AND OPTICAL -- 0.5%
      400   Eastman Kodak Company...................      30
                                                      ------
            PRINTING AND PUBLISHING -- 0.7%
      450   American Greetings Corporation, Class
              A.....................................      12
      250   Gannett Company, Inc. ..................      17
      350   Knight-Ridder Inc. .....................      19
                                                      ------
                                                          48
                                                      ------
            PROFESSIONAL SERVICES -- 0.2%
      300   H & R Block, Inc........................      13
                                                      ------
            RECREATION -- 1.9%
      400   Brunswick Corporation...................      10
      650   Carnival Corporation....................      28
      550   Harrah's Entertainment Inc.@............      15
      350   Hasbro, Inc. ...........................       8
      150   Mattel, Inc. ...........................       3
    2,200   Walt Disney Company.....................      57
                                                      ------
                                                         121
                                                      ------
            RESTAURANTS AND LODGING -- 1.6%
      700   Cendant Corporation@....................      12
      950   Darden Restaurants Inc. ................      19
      150   Marriott International Inc., Class A....       5
    1,550   McDonald's Corporation..................      67
                                                      ------
                                                         103
                                                      ------
            RETAIL -- FOOD -- 0.5%
      150   Albertson's Inc. .......................       6
      400   Great Atlantic & Pacific Tea Company,
              Inc. .................................      12
      700   Supervalu Inc. .........................      15
                                                      ------
                                                          33
                                                      ------
            RETAIL -- GENERAL -- 2.0%
      600   Dayton Hudson Corporation...............      37
      650   Dillards, Inc., Class A.................      13
      600   Federated Department Stores, Inc.@......      26
    1,750   K Mart Corporation@.....................      20
      300   May Department Stores Company...........      11
      450   Sears, Roebuck and Company..............      14
      750   Toys R Us, Inc.@........................      11
                                                      ------
                                                         132
                                                      ------
            RETAIL -- SPECIALTY -- 0.8%
      200   Circuit City Stores - Circuit City
              Group.................................       8
      300   Limited Inc. ...........................      12
      150   Longs Drug Stores Corporation...........       4
      300   Lowe's Companies Inc. ..................      16
      150   Nordstrom Inc. .........................       4
      100   PEP Boys - Manny, Moe & Jack............       1
      200   Tandy Corporation.......................      10
                                                      ------
                                                          55
                                                      ------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed Value Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
------------------------------------------------------------
            SEMICONDUCTORS -- 0.2%
      150   Advanced Micro Devices@.................  $    3
      200   Micron Technology Inc.@.................      13
                                                      ------
                                                          16
                                                      ------
            STEEL -- 0.1%
      400   Worthington Industries..................       7
                                                      ------
            TELECOMMUNICATIONS -- 1.8%
      750   Motorola, Inc. .........................      66
      250   Nextel Communications Inc.@.............      17
      450   Sprint Corporation (PCS Group)@.........      34
                                                      ------
                                                         117
                                                      ------
            TOBACCO -- 1.3%
    2,400   Philip Morris Companies Inc. ...........      82
                                                      ------
            TRANSPORTATION -- 1.7%
    1,050   Burlington Northern Santa Fe Inc. ......      29
      150   CSX Corporation.........................       6
      500   Delta Air Lines, Inc. ..................      24
      300   FDX Corporation@........................      12
      675   Southwest Airlines Company..............      10
      600   Union Pacific Corporation...............      29
                                                      ------
                                                         110
                                                      ------
            TRUCKING AND SHIPPING -- 0.1%
      350   Ryder System Inc. ......................       7
                                                      ------
            UNIT INVESTMENT TRUST -- 0.9%
      450   Standard and Poor's Depositary
              Receipts..............................      58
                                                      ------
            UTILITIES -- NATURAL GAS -- 0.8%
      800   Coastal Corporation.....................      33
      100   Consolidated Natural Gas Company........       6
      350   Williams Companies, Inc. ...............      13
                                                      ------
                                                          52
                                                      ------
            UTILITIES -- TELEPHONE -- 4.0%
      250   ALLTEL Corporation......................      18
      300   CenturyTel, Inc. .......................      12
    1,750   MCI Worldcom, Inc.@.....................     126
    1,200   Sprint Corporation (FON Group)..........      65
      650   U.S. West Inc. .........................      37
                                                      ------
                                                         258
                                                      ------
            TOTAL COMMON STOCKS
              (Cost $5,917).........................   6,452
                                                      ------

                                                       VALUE
                                                       (000)
-------------------------------------------------------------
            TOTAL INVESTMENTS
              (Cost $5,917*).................   99.2%  $6,452
                                                       ------
            OTHER ASSETS AND LIABILITIES
              (NET)..........................    0.8%
            Receivable for investment securities
              sold..................................   $   26
            Dividends receivable....................       10
            Receivable from investment advisor......       11
            Prepaid expenses and other assets.......       38
            Administration fee payable..............       (1)
            Due to custodian........................      (12)
            Distributions payable...................       (9)
            Accrued Trustees' fees and expenses.....      (11)
                                                       ------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET).................................       52
                                                       ------
            NET ASSETS.......................  100.0%  $6,504
                                                       ======
            NET ASSETS CONSIST OF:
            Undistributed net investment income.....   $    2
            Accumulated net realized gain on
              investments sold......................      196
            Net unrealized appreciation of
              investments...........................      535
            Paid-in capital.........................    5,771
                                                       ------
            NET ASSETS..............................   $6,504
                                                       ======
            PRIMARY A SHARES:
            Net asset value, offering and redemption
              price per share ($4,172,833 / 383,558
              shares outstanding)...................   $10.88
                                                       ======
            INVESTOR A SHARES:
            Net asset value, offering and redemption
              price per share ($2,330,988 / 213,986
              shares outstanding)...................   $10.89
                                                       ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $921 and gross depreciation of $386 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $5,917.

 @ Non-income producing security.

 + Amount represents less than 0.1%.

++ Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed Index Fund
  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 1999  (UNAUDITED)

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
          COMMON STOCKS -- 99.5%
          AEROSPACE AND DEFENSE -- 1.6%
 26,800   B.F. Goodrich Company..................  $    777
 75,400   Boeing Company.........................     3,214
 27,000   EG&G, Inc. ............................     1,075
 15,000   General Dynamics Corporation...........       937
  8,300   Northrop Grumman Corporation...........       528
 23,500   Raytheon Company, Class B..............     1,166
 44,900   Rockwell International Corporation.....     2,357
  8,300   TRW Inc. ..............................       413
                                                   --------
                                                     10,467
                                                   --------
          APPAREL AND TEXTILES -- 0.3%
  8,700   Liz Claiborne Inc. ....................       270
 16,900   Russell Corporation....................       240
 43,400   V.F. Corporation.......................     1,345
                                                   --------
                                                      1,855
                                                   --------
          AUTOMOBILE PARTS MANUFACTURERS -- 0.3%
 20,800   Cooper Tire & Rubber Company...........       367
 17,100   Dana Corporation.......................       635
 34,200   Delphi Automotive Systems
            Corporation..........................       549
  4,900   Eaton Corporation......................       423
 12,800   Genuine Parts Company..................       340
                                                   --------
                                                      2,314
                                                   --------
          AUTOMOBILES AND TRUCKS -- 2.0%
122,500   Ford Motor Company.....................     6,149
 48,800   General Motors Corporation.............     3,071
 16,800   ITT Industries, Inc. ..................       534
 47,100   Navistar International Corporation.....     2,190
 18,800   PACCAR, Inc. ..........................       956
                                                   --------
                                                     12,900
                                                   --------
          BANKING -- 6.4%
 92,500   Banc One Corporation...................     3,220
 61,100   Bank of New York Inc. .................     2,043
 21,000   BankBoston Corporation.................       911
 20,200   BB&T Corporation.......................       654
 75,300   Chase Manhattan Corporation............     5,676
 27,400   Comerica Inc. .........................     1,387
 81,400   First Union Corporation................     2,895
 98,611   Firstar Corporation....................     2,527
 93,700   Fleet Financial Group, Inc. ...........     3,432
 25,800   Golden West Financial Corporation......     2,535
 25,600   J.P. Morgan & Company Inc. ............     2,925
 32,600   KeyCorp................................       841
 36,500   Mellon Bank Corporation................     1,232
 45,500   National City Corporation..............     1,214
 26,200   PNC Bank Corporation...................     1,380
 14,900   Regions Financial Corporation..........       447
  9,300   SouthTrust Corporation.................       334
 12,600   Summit Bancorp.........................       409
 14,300   SunTrust Banks, Inc. ..................       940
 71,800   U.S. Bancorp...........................     2,167
 19,000   Wachovia Corporation...................     1,494
 95,300   Wells Fargo Company....................     3,776
                                                   --------
                                                     42,439
                                                   --------

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
          BEVERAGES -- 1.3%
 19,100   Adolph Coors Company, Class B..........  $  1,034
 33,700   Anheuser-Busch Companies, Inc. ........     2,361
103,165   Coca-Cola Company++....................     4,958
                                                   --------
                                                      8,353
                                                   --------
          CHEMICALS -- BASIC -- 1.3%
 16,100   Air Products & Chemicals Inc. .........       468
 13,000   Dow Chemical Company...................     1,477
 55,700   E.I. duPont de Nemours and Company.....     3,391
 24,100   FMC Corporation@.......................     1,163
 44,500   Mallinckrodt Group Inc. ...............     1,343
 11,700   Praxair Inc. ..........................       538
 12,900   Rohm & Haas Company....................       466
                                                   --------
                                                      8,846
                                                   --------
          CHEMICALS -- DIVERSIFIED -- 0.1%
 23,100   Monsanto Company.......................       824
                                                   --------
          CHEMICALS -- SPECIALTY -- 0.2%
 22,900   Engelhard Corporation..................       417
 10,200   Great Lakes Chemical Corporation.......       388
 21,300   W.R. Grace & Company@..................       342
                                                   --------
                                                      1,147
                                                   --------
          COMPUTER RELATED -- 7.0%
    900   3Com Corporation@......................        26
 41,700   Apple Computer Inc.@...................     2,640
 69,800   Compaq Computer Corporation............     1,601
147,400   Dell Computer Corporation@.............     6,163
 52,400   EMC Corporation@.......................     3,743
 46,300   Gateway Inc.@..........................     2,057
 72,200   Hewlett-Packard Company................     6,643
 11,000   Honeywell Inc. ........................     1,224
 20,200   IMS Health Inc. .......................       461
112,200   International Business Machines
            Corporation..........................    13,619
 60,800   Seagate Technology Inc.@...............     1,873
 41,000   Sun Microsystems, Inc.@................     3,813
 64,500   Unisys Corporation@....................     2,911
                                                   --------
                                                     46,774
                                                   --------
          COMPUTER SERVICES -- 0.2%
 18,100   Automatic Data Processing Inc. ........       808
 10,400   Computer Sciences Corporation@.........       731
                                                   --------
                                                      1,539
                                                   --------
          COMPUTER SOFTWARE -- 6.1%
 14,300   Adobe Systems Inc. ....................     1,623
 30,000   BMC Software, Inc.@....................     2,147
 40,500   Computer Associates International
            Inc. ................................     2,481
 30,500   Compuware Corporation@.................       795
 24,600   First Data Corporation.................     1,079
302,200   Microsoft Corporation++................    27,367
 53,600   Novell Inc.@...........................     1,109
 80,500   Oracle Systems Corporation@............     3,663
                                                   --------
                                                     40,264
                                                   --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
          CONGLOMERATE -- 1.8%
 39,100   AlliedSignal, Inc. ....................  $  2,344
 64,400   Tyco International Ltd. ...............     6,649
 49,500   United Technologies Corporation........     2,936
                                                   --------
                                                     11,929
                                                   --------
          CONSTRUCTION -- 0.8%
  6,600   Armstrong World Industries, Inc. ......       297
 31,500   Centex Corporation.....................       931
 36,800   Crane Company..........................       826
 13,800   Fluor Corporation......................       555
 26,800   Kaufman & Broad Home Corporation.......       553
 23,800   Masco Corporation......................       738
 40,100   Pulte Corporation......................       872
  9,600   Sherwin-Williams Company...............       201
                                                   --------
                                                      4,973
                                                   --------
          CONTAINERS AND PACKAGING -- 0.1%
 20,100   Ball Corporation.......................       886
    500   Crown Cork & Seal Company, Inc. .......        12
                                                   --------
                                                        898
                                                   --------
          COSMETICS AND TOILETRIES -- 1.5%
  6,000   Gillette Company.......................       204
 36,800   Kimberly-Clark Corporation.............     1,932
 80,800   Procter & Gamble Company...............     7,575
                                                   --------
                                                      9,711
                                                   --------
          DISTRIBUTION AND WHOLESALE -- 0.1%
 12,000   Costco Wholesale Corporation@..........       864
                                                   --------
          DIVERSIFIED -- 0.7%
 12,900   Corning, Inc. .........................       884
  9,500   Eastern Enterprises....................       441
 64,300   Fortune Brands Inc. ...................     2,074
    200   Tenneco Inc. ..........................         3
 11,600   Textron Inc. ..........................       898
                                                   --------
                                                      4,300
                                                   --------
          DRUGS -- 6.1%
 31,100   American Home Products Corporation++...     1,291
 51,200   Amgen Inc.@............................     4,173
107,000   Bristol-Myers Squibb Company...........     7,223
 56,800   Eli Lilly and Company..................     3,635
119,600   Merck & Company, Inc. .................     7,752
219,600   Pfizer Inc. ...........................     7,891
 28,300   Pharmacia & Upjohn, Inc. ..............     1,404
 87,600   Schering-Plough Corporation............     3,822
 45,800   Warner-Lambert Company.................     3,040
                                                   --------
                                                     40,231
                                                   --------
          ELECTRIC POWER -- 3.9%
  7,500   Ameren Corporation.....................       284
 10,400   American Electric Power Inc. ..........       355
 10,200   Carolina Power & Light Company.........       361
 19,400   Central & South West Corporation.......       410
 21,000   CINergy Corporation....................       595
  8,000   CMS Energy Corporation.................       272
 23,300   Consolidated Edison, Inc. .............       967
 12,800   Constell Energy........................       360
 10,700   Dominion Resources, Inc. ..............       483
 61,100   DTE Energy Company.....................     2,207

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
          ELECTRIC POWER -- (CONTINUED)
 25,000   Duke Energy Corporation................  $  1,378
103,800   Edison International...................     2,523
 31,400   Entergy Corporation....................       909
 12,800   FirstEnergy Corporation................       326
 14,300   FPL Group Inc. ........................       720
 60,400   GPU, Inc. .............................     1,971
 27,200   Northern States Power Corporation......       587
 36,500   P G & E Corporation....................       944
 49,600   PECO Energy Company....................     1,860
 85,800   PP&L Resources Inc. ...................     2,321
 18,300   Public Service Enterprise Group........       707
 19,800   Reliant Energy Inc. ...................       536
 67,400   Southern Company.......................     1,736
 17,200   Texas Utilities Company................       642
 68,500   Unicom Corporation.....................     2,529
                                                   --------
                                                     25,983
                                                   --------
          ELECTRICAL EQUIPMENT -- 0.1%
 11,000   Thomas & Betts Corporation.............       561
                                                   --------
          ELECTRONICS -- 0.3%
 15,100   Applied Materials Inc.@................     1,173
 11,900   Solectron Corporation@.................       855
                                                   --------
                                                      2,028
                                                   --------
          ENVIRONMENTAL -- 0.2%
 23,700   Johnson Controls Inc. .................     1,572
                                                   --------
          EXPLORATION AND DRILLING -- 0.1%
 21,000   McDermott International Inc. ..........       425
                                                   --------
          FINANCIAL SERVICES -- 6.8%
 31,300   American Express Company...............     4,214
 18,300   American General Corporation...........     1,156
 50,900   Associates First Capital Corporation...     1,832
 22,300   Bear Stearns Companies Inc. ...........       857
 15,700   Charles Schwab Corporation.............       529
269,000   Citigroup Inc.++.......................    11,837
 34,600   Countrywide Credit Industries, Inc. ...     1,116
 72,600   Fannie Mae.............................     4,551
 49,600   Freddie Mac............................     2,579
 32,600   Household International Inc. ..........     1,308
 20,300   Lehman Brothers Holdings Inc. .........     1,184
 25,800   Marsh & McLennan Companies Inc. .......     1,767
 80,400   MBNA Corporation.......................     1,834
 28,100   Merrill Lynch & Company Inc. ..........     1,888
 64,800   Morgan Stanley Dean Witter & Company...     5,779
 22,800   Paine Webber Group, Inc. ..............       827
  9,400   Providian Financial Corporation........       744
 53,800   Washington Mutual, Inc. ...............     1,574
                                                   --------
                                                     45,576
                                                   --------
          FOOD PRODUCERS -- 0.6%
 34,200   ConAgra Inc. ..........................       771
 22,300   Nabisco Group Holdings Corporation.....       335
  7,900   Quaker Oats Company....................       489
 18,800   Ralston Purina Group...................       523
 15,300   Sara Lee Corporation...................       359
 26,400   Unilever NV............................     1,798
                                                   --------
                                                      4,275
                                                   --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
          FOREST AND PAPER PRODUCTS -- 1.0%
 28,900   Boise Cascade Corporation..............  $  1,053
  5,100   Champion International Corporation.....       262
 10,900   Fort James Corporation.................       291
 31,700   Georgia-Pacific Corporation............     1,283
 20,700   International Paper Company............       995
 40,300   Louisiana Pacific Corporation..........       630
  7,100   Mead Corporation.......................       244
  3,600   Temple-Inland Inc. ....................       218
 18,000   Weyerhaeuser Company...................     1,037
  7,300   Willamette Industries Inc. ............       315
                                                   --------
                                                      6,328
                                                   --------
          FURNITURE AND APPLIANCES -- 0.4%
 12,000   Black & Decker Corporation.............       548
 21,300   Maytag Corporation.....................       710
 19,700   Whirlpool Corporation..................     1,286
                                                   --------
                                                      2,544
                                                   --------
          INSURANCE -- 3.4%
 16,300   Aetna Life and Casualty Company........       803
 14,300   Aflac, Inc. ...........................       599
 86,800   Allstate Corporation...................     2,165
 99,000   American International Group, Inc. ....     8,608
 26,300   Aon Corporation........................       777
  7,100   CIGNA Corporation......................       552
 35,300   Conseco Inc. ..........................       682
 37,200   Hartford Financial Services Group,
            Inc. ................................     1,521
 24,300   Jefferson-Pilot Corporation............     1,535
 56,900   Lincoln National Corporation Ltd. .....     2,137
 10,500   Loews Corporation......................       737
  9,200   MBIA Inc. .............................       429
 25,600   MGIC Investment Corporation............     1,222
 11,300   Torchmark Corporation..................       292
 22,600   UnumProvident Corporation..............       665
                                                   --------
                                                     22,724
                                                   --------
          INTERNET -- 1.0%
 62,800   America Online Inc.@++.................     6,531
                                                   --------
          MACHINERY AND EQUIPMENT -- 1.1%
 22,800   Briggs & Stratton Corporation..........     1,331
 12,000   Caterpillar Inc. ......................       658
 10,600   Cooper Industries Inc. ................       496
  7,900   Cummins Engine Company, Inc. ..........       394
 22,300   Foster Wheeler Corporation.............       269
 43,400   Ingersoll-Rand Company.................     2,383
 17,700   Milacron Inc. .........................       314
  6,200   NACCO Industries Inc., Class A.........       433
 16,000   Parker Hannifin Corporation............       717
                                                   --------
                                                      6,995
                                                   --------
          MANUFACTURING -- 3.4%
  9,600   Danaher Corporation....................       506
183,500   General Electric Company++.............    21,756
                                                   --------
                                                     22,262
                                                   --------
          MEDIA -- 1.5%
 47,800   CBS Corporation@.......................     2,211
 15,700   King World Productions, Inc.@..........       589
 22,500   MediaOne Group, Inc.@..................     1,537
  5,200   Omnicom Group..........................       412

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
          MEDIA -- (CONTINUED)
 37,800   Time Warner Inc. ......................  $  2,296
 60,500   Viacom Inc., Class B@..................     2,556
                                                   --------
                                                      9,601
                                                   --------
          MEDICAL PRODUCTS AND SUPPLIES -- 2.4%
 83,600   Abbott Laboratories....................     3,072
 11,500   Allergan, Inc. ........................     1,265
  5,700   Bausch & Lomb Inc. ....................       376
 12,500   Baxter International Inc. .............       753
  8,300   Becton Dickinson & Company.............       233
 14,200   Cardinal Health, Inc. .................       774
 85,300   Johnson & Johnson......................     7,837
 24,200   Medtronic, Inc. .......................       859
 28,900   St. Jude Medical Inc.@.................       910
                                                   --------
                                                     16,079
                                                   --------
          MEDICAL SERVICES -- 0.5%
 45,500   Columbia/HCA Healthcare Corporation....       964
    200   HBO & Company, Inc. ...................         6
 79,100   HEALTHSOUTH Corporation@...............       480
 15,000   Manor Care, Inc.@......................       258
  8,800   Tenet Healthcare Corporation@..........       155
 30,300   United Healthcare Corporation..........     1,474
                                                   --------
                                                      3,337
                                                   --------
          METALS AND MINING -- 0.6%
 15,400   Alcan Aluminium Ltd. ..................       481
 24,100   Alcoa Inc. ............................     1,496
 24,600   Barrick Gold Corporation...............       535
 67,700   Niagara Mohawk Holdings Inc.@..........     1,045
 20,200   Placer Dome Inc. ......................       300
  4,900   Reynolds Metals Company................       296
                                                   --------
                                                      4,153
                                                   --------
          NETWORKING EQUIPMENT AND PRODUCTS -- 2.8%
201,500   Cisco Systems, Inc.@...................    13,815
 92,900   Nortel Networks Corporation............     4,738
                                                   --------
                                                     18,553
                                                   --------
          OFFICE EQUIPMENT -- 0.2%
 11,800   Pitney Bowes, Inc. ....................       719
 21,800   Xerox Corporation......................       914
                                                   --------
                                                      1,633
                                                   --------
          OIL -- DOMESTIC -- 1.1%
 41,700   Amerada Hess Corporation...............     2,554
 17,400   Atlantic Richfield Company.............     1,542
  5,600   Columbia Energy Group..................       310
 18,800   Occidental Petroleum Corporation.......       435
 36,500   Sunoco, Inc. ..........................       999
 38,000   USX-Marathon Group Inc. ...............     1,112
                                                   --------
                                                      6,952
                                                   --------
          OIL -- INTERNATIONAL -- 4.3%
 11,700   Apache Corporation.....................       505
 36,300   Chevron Corporation....................     3,222
114,700   Exxon Corporation++....................     8,710
 39,300   Mobil Corporation......................     3,959
175,000   Royal Dutch Petroleum Company..........    10,337
 29,200   Texaco Inc. ...........................     1,843
                                                   --------
                                                     28,576
                                                   --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
          OIL FIELD SERVICES & EQUIPMENT -- 0.0%+
 14,500   Sempra Energy..........................  $    302
                                                   --------
          PHOTO AND OPTICAL -- 0.3%
 22,800   Eastman Kodak Company..................     1,720
                                                   --------
          PRINTING AND PUBLISHING -- 0.9%
 14,800   American Greetings Corporation, Class
            A....................................       381
 25,900   Deluxe Corporation.....................       881
  5,200   Dow Jones & Company Inc. ..............       278
 21,600   Gannett Company, Inc. .................     1,494
 28,600   Knight-Ridder Inc. ....................     1,568
 22,200   New York Times Company, Class A........       833
 10,200   R.R. Donnelley & Sons Company..........       295
                                                   --------
                                                      5,730
                                                   --------
          PROFESSIONAL SERVICES -- 0.2%
  5,300   H & R Block, Inc. .....................       230
 20,000   Interpublic Group Companies, Inc. .....       823
                                                   --------
                                                      1,053
                                                   --------
          RECREATION -- 0.7%
 22,500   Brunswick Corporation..................       560
 18,900   Carnival Corporation...................       822
  2,700   Fleetwood Enterprises Inc. ............        55
 24,100   Harrah's Entertainment Inc.@...........       669
 10,900   Hasbro, Inc. ..........................       234
 77,600   Walt Disney Company....................     2,007
                                                   --------
                                                      4,347
                                                   --------
          RESTAURANTS AND LODGING -- 0.7%
 72,500   Darden Restaurants Inc. ...............     1,418
 13,300   Marriott International Inc., Class A...       435
 52,700   McDonald's Corporation.................     2,266
  8,400   Tricon Global Restaurants Inc.@........       344
                                                   --------
                                                      4,463
                                                   --------
          RETAIL -- FOOD -- 0.5%
 24,600   Albertson's Inc. ......................       973
 34,100   Safeway, Inc.@.........................     1,298
 36,500   Supervalu Inc. ........................       796
                                                   --------
                                                      3,067
                                                   --------
          RETAIL -- GENERAL -- 3.5%
 35,600   Dayton Hudson Corporation..............     2,138
 37,300   Dillards, Inc., Class A................       758
 41,800   Federated Department Stores, Inc.@.....     1,826
 14,600   J.C. Penney Company, Inc. .............       502
 62,000   K Mart Corporation@....................       725
 19,100   May Department Stores Company..........       696
 26,300   Sears, Roebuck and Company.............       825
 36,600   Toys R Us, Inc.@.......................       549
311,500   Wal-Mart Stores, Inc.++................    14,815
                                                   --------
                                                     22,834
                                                   --------
          RETAIL -- SPECIALTY -- 2.4%
 14,200   Circuit City Stores - Circuit City
            Group................................       599
 26,600   CVS Corporation........................     1,086
 65,500   Gap Inc. ..............................     2,096
103,400   Home Depot Inc. .......................     7,096
 22,500   Limited Inc. ..........................       861
 12,400   Longs Drug Stores Corporation..........       370

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
          RETAIL -- SPECIALTY -- (CONTINUED)
 26,300   Lowe's Companies Inc. .................  $  1,282
 13,000   Staples Inc.@..........................       284
 16,800   Tandy Corporation......................       868
 58,100   TJX Companies Inc. ....................     1,630
                                                   --------
                                                     16,172
                                                   --------
          SEMICONDUCTORS -- 3.2%
222,300   Intel Corporation++....................    16,520
 54,700   Texas Instruments Inc. ................     4,499
                                                   --------
                                                     21,019
                                                   --------
          TELECOMMUNICATIONS -- 2.8%
  9,200   General Instruments Corporation@.......       443
196,400   Lucent Technologies, Inc. .............    12,741
 42,500   Motorola, Inc. ........................     3,740
  6,500   Sprint Corporation (PCS Group)@........       485
 25,200   Tellabs, Inc.@.........................     1,435
                                                   --------
                                                     18,844
                                                   --------
          TOBACCO -- 0.7%
134,500   Philip Morris Companies Inc. ..........     4,598
                                                   --------
          TRANSPORTATION -- 1.2%
 15,100   AMR Corporation@.......................       823
 69,700   Burlington Northern Santa Fe Inc. .....     1,917
 24,600   Delta Air Lines, Inc. .................     1,193
 25,300   FDX Corporation@.......................       980
  6,300   Kansas City Southern Industries........       293
 84,100   Southwest Airlines Company.............     1,277
 26,400   Union Pacific Corporation..............     1,269
  4,700   US Airways Group Inc.@.................       123
                                                   --------
                                                      7,875
                                                   --------
          TRUCKING AND SHIPPING -- 0.0%+
  9,000   Ryder System Inc. .....................       183
                                                   --------
          UTILITIES -- NATURAL GAS -- 0.4%
 57,200   Coastal Corporation....................     2,342
  6,800   Consolidated Natural Gas Company.......       424
                                                   --------
                                                      2,766
                                                   --------
          UTILITIES -- TELEPHONE -- 8.4%
 19,500   ALLTEL Corporation.....................     1,372
 78,400   Ameritech Corporation..................     5,268
242,300   AT&T Corporation++.....................    10,540
108,200   Bell Atlantic Corporation..............     7,283
143,200   BellSouth Corporation..................     6,444
  7,600   CenturyTel, Inc. ......................       309
 69,200   GTE Corporation........................     5,320
127,700   MCI Worldcom, Inc.@....................     9,178
118,300   SBC Communications Inc. ...............     6,041
 58,700   Sprint Corporation (FON Group).........     3,184
 23,100   U.S. West Inc. ........................     1,318
                                                   --------
                                                     56,257
                                                   --------
          WASTE MANAGEMENT -- 0.0%+
  1,700   Waste Management Inc. .................        33
                                                   --------
          TOTAL COMMON STOCKS
          (Cost $437,960)........................   658,579
                                                   --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

SHARES                                              VALUE
(000)                                               (000)
-----------------------------------------------------------
         INVESTMENT COMPANIES -- 1.7%
           (Cost $10,938)
10,938   Nations Cash Reserves#.................   $ 10,938
                                                   --------
         TOTAL INVESTMENTS
           (Cost $448,898*)..............  101.2%   669,517
                                                   --------
         OTHER ASSETS AND LIABILITIES
           (NET).........................   (1.2)%
         Receivable for investment securities
           sold.................................   $ 24,662
         Receivable for Fund shares sold........        483
         Dividends receivable...................        953
         Interest receivable....................          2
         Variation margin.......................          8
         Unamortized organization costs.........          4
         Prepaid expenses.......................         15
         Payable for line of credit.............    (22,567)
         Collateral on securities loaned........    (10,938)
         Payable for Fund shares redeemed.......       (462)
         Investment advisory fee payable........       (110)
         Administration fee payable.............       (134)
         Shareholder servicing and distribution
           fees payable.........................        (11)
         Due to custodian.......................        (12)
         Distributions payable..................        (10)
         Accrued Trustees' fees and expenses....        (12)
         Accrued expenses and other
           liabilities..........................       (124)
                                                   --------
         TOTAL OTHER ASSETS AND
           LIABILITIES (NET)....................     (8,253)
                                                   --------
         NET ASSETS......................  100.0%  $661,264
                                                   ========
         NET ASSETS CONSIST OF:
         Undistributed net investment income....   $    133
         Accumulated net realized gain on
           investments sold and futures
           contracts............................        158
         Net unrealized appreciation of
           investments and futures contracts....    220,669
         Paid-in capital........................    440,304
                                                   --------
         NET ASSETS.............................   $661,264
                                                   ========

                                                    VALUE
-----------------------------------------------------------
         PRIMARY A SHARES:
         Net asset value, offering and
           redemption price per share
           ($610,710,321 / 31,758,812 shares
           outstanding).........................     $19.23
                                                     ------
                                                     ------
         PRIMARY B SHARES:
         Net asset value, offering and
           redemption price per share
           ($4,467 / 233 shares outstanding)....     $19.21
                                                     ------
                                                     ------
         INVESTOR A SHARES:
         Net asset value, offering and
           redemption price per share
           ($50,549,414 / 2,628,653 shares
           outstanding).........................     $19.23
                                                     ------
                                                     ------

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $240,025 and gross depreciation of $19,406 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $448,898.

 @ Non-income producing security.

 ++ A portion of the security is segregated as collateral for futures contracts.

 + Amount represents less than 0.1%.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc. Represents cash collateral received from securities lending activity (Note
   8).

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed SmallCap Value Index Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

                                                     VALUE
SHARES                                               (000)
-----------------------------------------------------------
         COMMON STOCKS -- 98.6%
         ADVERTISING AND MARKETING SERVICES -- 0.1%
   650   HA-LO Industries, Inc.@...................  $    4
                                                     ------
         AEROSPACE AND DEFENSE -- 0.5%
   450   AAR Corporation...........................       8
   700   BE Aerospace, Inc.@.......................       8
   650   Orbital Sciences Corporation@.............      12
                                                     ------
                                                         28
                                                     ------
         APPAREL AND TEXTILES -- 2.2%
   750   Authentic Fitness Corporation.............      13
   900   Brown Shoe Company, Inc. .................      17
 1,500   Cone Mills Corporation@...................       7
 1,350   Delta Woodside Industries Inc. ...........       4
   300   Footstar Inc.@............................      11
   500   Haggar Corporation........................       6
 1,050   Hartmarx Corporation@.....................       4
   550   J. Baker Inc. ............................       4
   300   K-Swiss Inc. .............................       9
   500   Nautica Enterprises Inc.@.................       8
   400   Oxford Industries Inc. ...................       9
   900   Phillips-Van Heusen Corporation...........       8
   350   Pillowtex Corporation.....................       3
 2,150   Stride Rite Corporation...................      15
                                                     ------
                                                        118
                                                     ------
         AUTOMOBILE PARTS MANUFACTURERS -- 2.5%
 1,250   Intermet Corporation......................      11
   990   Myers Industries Inc. ....................      17
   950   Simpson Industries........................      11
   900   Spartan Motors Inc. ......................       5
   650   Standard Motor Products, Inc. ............      13
   400   Standard Products Company.................      13
 1,250   TBC Corporation@..........................       9
   950   Titan International Inc. .................      10
 1,800   Tower Automotive Inc.@....................      35
   500   Wynn's International, Inc. ...............       8
                                                     ------
                                                        132
                                                     ------
         BANKING -- 3.0%
   450   Anchor Bancorp Wisconsin Inc. ............       7
   850   BankNorth Group Inc. .....................      25
 1,250   Community First Bankshares, Inc. .........      21
   500   Downey Financial Corporation..............      10
 1,300   MAF Bancorp Inc. .........................      26
 1,250   Provident Bankshares Corporation..........      27
 1,150   Silicon Valley Bancshares@................      28
   950   Susquehanna Bancshares Inc. ..............      16
                                                     ------
                                                        160
                                                     ------
         BEVERAGES -- 0.9%
   750   Canandaigua Brands Inc., Class A@.........      45
                                                     ------
         BUILDING MATERIALS -- 4.1%
   850   Building Materials Holding
           Corporation@............................       9
   200   Butler Manufacturing Company..............       5
 1,550   Champion Enterprises Inc.@................      14
   700   Coachmen Industries Inc. .................      11
   700   Florida Rock Industries...................      24
 1,100   Hughes Supply Inc. .......................      24
   850   Insteel Industries, Inc. .................       8
 1,000   Lone Star Industries......................      49

                                                     VALUE
SHARES                                               (000)
-----------------------------------------------------------
         BUILDING MATERIALS -- (CONTINUED)
   400   Service Experts Inc.@.....................  $    4
   400   Skyline Corporation.......................      10
   700   Texas Industries Inc. ....................      26
 1,150   Universal Forest Products.................      15
 1,200   Watsco Inc. ..............................      14
                                                     ------
                                                        213
                                                     ------
         CHEMICALS -- BASIC -- 0.6%
 1,150   Cambrex Corporation.......................      30
                                                     ------
         CHEMICALS -- SPECIALTY -- 1.3%
   400   Chemed Corporation........................      12
   600   Lilly Industries Inc., Class A............       8
   950   OM Group, Inc. ...........................      37
   450   Penford Corporation.......................       6
   450   Quaker Chemical Corporation...............       7
                                                     ------
                                                         70
                                                     ------
         COMMERCIAL SERVICES -- 1.8%
   650   Insurance Auto Auctions Inc.@.............      10
 3,300   Interim Services Inc.@....................      54
   550   Lason, Inc.@..............................      24
   550   NFO Worldwide Inc.@.......................       7
                                                     ------
                                                         95
                                                     ------
         COMPUTER RELATED -- 0.8%
   850   Hutchinson Technology, Inc.@..............      23
 2,200   Standard Microsystems Corporation@........      20
                                                     ------
                                                         43
                                                     ------
         COMPUTER SERVICES -- 1.0%
 1,100   Gerber Scientific Inc. ...................      25
 1,000   Primark Corporation@......................      28
                                                     ------
                                                         53
                                                     ------
         COMPUTER SOFTWARE -- 0.9%
 1,000   Avid Technology, Inc.@....................      13
 1,350   Epicor Software Corporation@..............       8
   800   Hyperion Solutions Corporation@...........      18
 1,450   Read-Rite Corporation.....................       6
                                                     ------
                                                         45
                                                     ------
         CONSTRUCTION -- 3.8%
 2,600   D.R. Horton Inc. .........................      34
   750   Halter Marine Group Inc.@.................       4
   850   Insituform Technologies Inc., Class A@....      21
 1,000   M.D.C. Holdings, Inc. ....................      16
 2,650   Morrison Knudsen Corporation@.............      27
   850   Ryland Group Inc. ........................      19
 1,000   Southern Energy Homes Inc.@...............       3
 1,250   Standard Pacific Corporation..............      13
   850   TJ International Inc. ....................      21
 1,300   Toll Brothers Inc.@.......................      25
   650   U.S. Home Corporation@....................      18
                                                     ------
                                                        201
                                                     ------
         CONSUMER GOODS AND SERVICES -- 3.8%
   450   Angelica Corporation......................       5
 2,450   Fedders Corporation.......................      15
   750   Harman International Industries...........      31
 1,700   Kaman Corporation.........................      22
 1,050   Kellwood Company..........................      23

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed SmallCap Value Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                     VALUE
SHARES                                               (000)
-----------------------------------------------------------
         CONSUMER GOODS AND SERVICES -- (CONTINUED)
   800   La-Z-Boy Inc. ............................  $   15
 1,750   Oakwood Homes Corporation.................       8
   950   Royal Appliance Manufacturing Company@....       5
   800   Russ Berrie & Company Inc. ...............      17
 1,600   Smithfield Foods Inc.@....................      42
   900   Thomas Industries Inc. ...................      17
                                                     ------
                                                        200
                                                     ------
         CONTAINERS AND PACKAGING -- 0.8%
 1,600   AptarGroup Inc. ..........................      43
                                                     ------
         DISTRIBUTION AND WHOLESALE -- 0.6%
   350   Aviation Sales Company@...................       7
 2,150   Brightpoint Inc.@.........................      15
   500   Lawson Products...........................      11
                                                     ------
                                                         33
                                                     ------
         DIVERSIFIED -- 0.6%
 1,550   Justin Industries Inc. ...................      22
   400   Standex International Corporation.........      11
                                                     ------
                                                         33
                                                     ------
         DRUGS -- 1.8%
   750   Alpharma Inc., Class A....................      26
 1,100   Bindley Western Industries................      16
 1,350   Roberts Pharmaceutical Corporation@.......      41
   300   Syncor International Corporation@.........      11
                                                     ------
                                                         94
                                                     ------
         ELECTRIC POWER -- 2.8%
   450   Bangor Hydro-Electric Company.............       7
   700   Central Vermont Public Services...........       9
   500   CILCORP Inc. .............................      33
   200   Green Mountain Power Corporation..........       2
   372   NSTAR.....................................      14
 1,800   Sierra Pacific Resources..................      41
   500   TNP Enterprises Inc. .....................      19
   450   United Illuminating Company...............      22
                                                     ------
                                                        147
                                                     ------
         ELECTRICAL EQUIPMENT -- 1.0%
   200   C-COR Electronics@........................       6
   550   Intermagnetics General Corporation@.......       3
 1,000   KEMET Corporation@........................      32
   350   Park Electrochemical Corporation..........      12
                                                     ------
                                                         53
                                                     ------
         ELECTRONICS -- 3.5%
   400   Benchmark Electronics Inc.@...............      14
 1,650   Checkpoint Systems Inc.@..................      15
   700   CTS Corporation...........................      41
   100   Dallas Semiconductor Corporation..........       5
   300   Electro Scientific Industries, Inc.@......      16
   450   Esterline Technologies Corporation@.......       7
   400   Hadco Corporation@........................      17
   850   Itron Inc.@...............................       5
   800   Kent Electronics Corporation@.............      15
   350   Kulicke & Soffa Industries Inc.@..........       9
   750   Methode Electronics Inc. .................      14
 1,850   Pioneer Standard Electronics..............      27
                                                     ------
                                                        185
                                                     ------

                                                     VALUE
SHARES                                               (000)
-----------------------------------------------------------
         ENERGY -- 0.3%
   450   Barrett Resources Corporation@............  $   17
                                                     ------
         ENVIRONMENTAL -- 0.9%
   400   American States Water Company.............      13
 1,000   Clarcor Inc. .............................      17
 1,350   IMCO Recycling Inc. ......................      20
                                                     ------
                                                         50
                                                     ------
         EXPLORATION AND DRILLING -- 2.1%
   850   Devon Energy Corporation..................      36
 1,550   Energen Corporation.......................      31
 1,100   Northwest Natural Gas Company.............      28
 2,000   Southwestern Energy Company...............      18
                                                     ------
                                                        113
                                                     ------
         FINANCIAL SERVICES -- 5.6%
 1,550   Americredit Corporation@..................      23
 2,400   Commercial Federal Corporation............      47
   600   Dain Rauscher Corporation.................      29
 1,700   Enhance Financial Services Group Inc. ....      30
 1,350   Hambrecht & Quist Group@..................      67
   350   JSB Financial Inc. .......................      20
 1,550   Raymond James Financial, Inc. ............      31
   850   Riggs National Corporation................      14
 1,250   St. Paul Bancorp Inc. ....................      29
                                                     ------
                                                        290
                                                     ------
         FOOD PRODUCERS -- 2.2%
 2,600   Chiquita Brands International Inc. .......      15
 1,450   Corn Products International Inc. .........      45
   300   J & J Snack Foods Corporation@............       6
   850   Michael Foods Inc. .......................      22
   900   Panera Bread Company, Class A@............       6
 1,250   Ralcorp Holdings, Inc.@...................      22
                                                     ------
                                                        116
                                                     ------
         FOREST AND PAPER PRODUCTS -- 0.4%
 1,200   Pope & Talbot Inc. .......................      15
   650   Schweitzer-Mauduit International Inc. ....       8
                                                     ------
                                                         23
                                                     ------
         FURNITURE AND APPLIANCES -- 0.5%
   700   Bassett Furniture Industries, Inc. .......      14
 2,000   Interface Inc. ...........................      10
                                                     ------
                                                         24
                                                     ------
         GAS AND ELECTRIC -- 0.3%
   450   Central Hudson Gas & Electric.............      18
                                                     ------
         HEALTHCARE -- 1.7%
 2,300   Coventry Health Care Inc.@................      22
 1,550   Magellan Health Services, Inc.@...........      11
 1,150   Orthodontic Centers of America@...........      20
   550   Pediatrix Medical Group Inc.@.............       8
 3,100   US Oncology, Inc.@........................      28
                                                     ------
                                                         89
                                                     ------
         HOUSEHOLD PRODUCTS -- 0.2%
   300   National Presto Industries, Inc. .........      12
                                                     ------
         INDUSTRIAL -- 0.4%
   750   Geon Company..............................      19
                                                     ------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed SmallCap Value Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                     VALUE
SHARES                                               (000)
-----------------------------------------------------------
         INSURANCE -- 3.4%
 1,250   Capital Re Corporation....................  $   13
   950   Delphi Financial Group Inc., Class A@.....      28
 1,050   Fidelity National Financial, Inc. ........      16
 1,950   First American Financial Corporation......      26
 2,900   Fremont General Corporation...............      28
 1,300   Radin Group Inc. .........................      55
 1,350   Sierra Health Services, Inc.@.............      14
                                                     ------
                                                        180
                                                     ------
         MACHINERY AND EQUIPMENT -- 1.7%
   950   Applied Industrial Technologies, Inc. ....      17
   700   Applied Power, Inc., Class A..............      22
   850   Gardner Denver Machinery Inc.@............      13
   900   Global Industries Technologies, Inc.@.....      11
 1,500   Paxar Corporation@........................      14
   500   Regal Beloit..............................      10
                                                     ------
                                                         87
                                                     ------
         MANUFACTURING -- 1.4%
 1,300   A. O. Smith Corporation...................      40
   800   Belden Inc. ..............................      16
   750   Dixie Group Inc. .........................       6
   600   Lydall Inc.@..............................       6
   700   Sturm, Ruger & Company Inc. ..............       6
                                                     ------
                                                         74
                                                     ------
         MEDICAL PRODUCTS AND SUPPLIES -- 2.6%
   350   Cooper Companies Inc. ....................      11
   500   Datascope Corporation@....................      18
 1,550   Dura Pharmaceuticals Inc.@................      22
 1,000   Maxxim Medical Inc.@......................      23
 2,400   Molecular Biosystems, Inc.@...............       4
   950   Sola International Inc.@..................      15
   600   SpaceLabs Medical Inc.@...................       9
   800   Varian Medical Systems, Inc. .............      18
   750   Vital Signs Inc. .........................      15
                                                     ------
                                                        135
                                                     ------
         MEDICAL SERVICES -- 0.9%
   950   Cerner Corporation@.......................      14
   750   Coherent Inc.@............................      18
 1,350   Integrated Health Services Inc.@..........       2
   950   NCS Healthcare Inc., Class A@.............       2
 3,150   PhyCor Inc.@..............................      14
                                                     ------
                                                         50
                                                     ------
         METALS AND MINING -- 3.3%
 1,450   AMCOL International Corporation...........      21
   750   Brush Wellman Inc. .......................      11
   900   Commercial Metals Company.................      26
   800   Commonwealth Industries, Inc. ............      11
   900   Material Sciences Corporation@............      12
   950   Mueller Industries Inc.@..................      28
   600   Quanex Corporation........................      15
 1,050   Reliance Steel & Aluminum Company.........      22
   850   RTI International Metals, Inc.@...........       9
   950   Steel Technologies Inc. ..................      11
   600   Wolverine Tube Inc.@......................       9
                                                     ------
                                                        175
                                                     ------

                                                     VALUE
SHARES                                               (000)
-----------------------------------------------------------
         OFFICE EQUIPMENT -- 1.3%
   950   Brady Corporation.........................  $   30
 1,550   John H. Harland Company...................      31
   600   Nashua Corporation@.......................       5
                                                     ------
                                                         66
                                                     ------
         OIL AND GAS -- 3.9%
   650   Cabot Oil & Gas Corporation...............      11
   700   HS Resources, Inc.@.......................      11
 1,600   Input/Output, Inc.@.......................      11
   450   New Jersey Resources Corporation..........      18
 1,400   Oceaneering International Inc.@...........      24
 1,000   Pool Energy Services Company@.............      25
 2,000   Pride International Inc.@.................      28
 2,000   Seitel Inc.@..............................      20
 1,200   Vintage Petroleum Inc. ...................      16
 1,350   Wicor Inc. ...............................      39
                                                     ------
                                                        203
                                                     ------
         OIL FIELD SERVICES & EQUIPMENT -- 0.3%
   350   Seacor Smit, Inc.@........................      18
                                                     ------
         PRINTING AND PUBLISHING -- 1.7%
 1,000   Bowne & Company Inc. .....................      12
   500   Merrill Corporation.......................      10
 1,000   Thomas Nelson, Inc. ......................      10
 1,550   World Color Press Inc.@...................      58
                                                     ------
                                                         90
                                                     ------
         PROFESSIONAL SERVICES -- 1.5%
   750   CDI Corporation@..........................      21
 1,400   InaCom Corporation@.......................      13
 1,350   Offshore Logistics Inc.@..................      14
   750   URS Corporation@..........................      18
   450   Volt Information Sciences Inc.@...........      11
                                                     ------
                                                         77
                                                     ------
         RECREATION -- 2.0%
 1,350   Arctic Cat Inc. ..........................      13
 2,150   Aztar Corporation@........................      22
   850   Family Golf Centers, Inc.@................       2
   200   GC Companies Inc.@........................       6
 1,350   Hollywood Park Inc.@......................      21
   300   Huffy Corporation.........................       3
   600   K2 Inc. ..................................       5
 2,200   Players International, Inc.@..............      16
   400   Thor Industries Inc. .....................      10
   400   Winnebago Industries......................      10
                                                     ------
                                                        108
                                                     ------
         RESTAURANTS AND LODGING -- 2.9%
   600   Applebees International Inc. .............      20
 1,400   CKE Restaurant Inc. ......................      10
   800   IHOP Corporation@.........................      16
 1,250   Landry's Seafood Restaurants Inc.@........      10
   600   Luby's Inc. ..............................       7
 1,000   Marcus Corporation........................      12
 2,750   Prime Hospitality Corporation@............      22
   900   Ruby Tuesday Inc. ........................      18
 2,200   Ryan's Family Steak Houses Inc.@..........      20

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed SmallCap Value Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                     VALUE
SHARES                                               (000)
-----------------------------------------------------------
         RESTAURANTS AND LODGING -- (CONTINUED)
 1,300   Taco Cabana Inc., Class A@................  $   13
 1,200   TCBY Enterprises Inc. ....................       5
                                                     ------
                                                        153
                                                     ------
         RETAIL -- FOOD -- 1.0%
 1,750   Earthgrains Company.......................      39
 1,000   Fleming Companies Inc. ...................      10
   600   Nash-Finch Company........................       4
                                                     ------
                                                         53
                                                     ------
         RETAIL -- GENERAL -- 0.8%
 1,000   Cash America Investments Inc. ............       9
 1,050   ShopKo Stores, Inc.@......................      31
                                                     ------
                                                         40
                                                     ------
         RETAIL -- SPECIALTY -- 4.5%
   200   AnnTaylor Stores Corporation@.............       8
   600   Books-A-Million Inc.@.....................       5
 1,650   Cato Corporation..........................      23
   400   Discount Auto Parts Inc.@.................       6
   850   Dress Barn Inc.@..........................      16
 1,150   Goody's Family Clothing Inc.@.............       9
   800   Gottschalks Inc.@.........................       7
 1,800   Jan Bell Marketing Inc.@..................       6
   850   Jo-Ann Stores Inc.@.......................      11
 1,300   Just For Feet Inc.@.......................       3
 1,350   Michaels Stores Inc.@.....................      39
 2,300   Pier 1 Imports Inc. ......................      16
 1,650   The Bombay Company Inc.@..................       8
   550   Toro Company..............................      21
 1,450   Zale Corporation@.........................      55
                                                     ------
                                                        233
                                                     ------
         SEMICONDUCTORS -- 1.7%
 2,000   International Rectifier Corporation@......      31
 1,400   Lattice Semiconductor Corporation@........      41
   450   Watkins-Johnson Company...................      15
   216   Zilog Inc.@...............................       2
                                                     ------
                                                         89
                                                     ------
         STEEL -- 0.1%
   800   Birmingham Steel Corporation..............       6
                                                     ------
         TECHNOLOGY -- 1.0%
   750   Marshall Industries@......................      27
 2,300   S3 Inc.@..................................      24
                                                     ------
                                                         51
                                                     ------
         TELECOMMUNICATIONS -- 0.3%
   400   Digi International Inc.@..................       4
 1,500   SymmetriCom Inc.@.........................      12
                                                     ------
                                                         16
                                                     ------
         TRANSPORTATION -- 2.7%
   600   Air Express International Corporation.....      14
 1,550   American Freightways Corporation@.........      28
 1,000   Fritz Companies, Inc.@....................      10
 1,350   Mesa Air Group Inc.@......................       8
   900   Pittston BAX Group........................       7

                                                     VALUE
SHARES                                               (000)
-----------------------------------------------------------
         TRANSPORTATION -- (CONTINUED)
   800   Railtex Inc.@.............................  $   13
   450   SkyWest Inc. .............................      10
 1,100   U.S. Freightways Corporation..............      53
                                                     ------
                                                        143
                                                     ------
         TRUCKING AND SHIPPING -- 2.8%
 1,100   Arkansas Best Corporation@................      14
 1,000   Frozen Food Express Industries, Inc. .....       6
   250   Landstar System Inc.@.....................       9
   650   M.S. Carriers Inc.@.......................      16
 2,650   Rollins Truck Leasing Corporation.........      27
 1,100   Wabash National Corporation...............      22
 2,150   Werner Enterprises Inc. ..................      37
 1,000   Yellow Corporation@.......................      17
                                                     ------
                                                        148
                                                     ------
         UTILITIES -- NATURAL GAS -- 1.7%
   700   Cascade Natural Gas Corporation...........      13
   250   Connecticut Energy Corporation............      10
   650   Piedmont Natural Gas Company, Inc. .......      20
 1,350   Southwest Gas Corporation.................      35
   700   Valmont Industries Inc. ..................      12
                                                     ------
                                                         90
                                                     ------
         UTILITIES -- WATER -- 0.7%
 1,200   United Water Resources Inc. ..............      39
                                                     ------
         WIRE AND CABLE PRODUCTS -- 1.4%
 1,150   Anixter International Inc.@...............      27
   850   Barnes Group Inc. ........................      17
 1,400   Cable Design Technologies Corporation@....      32
                                                     ------
                                                         76
                                                     ------
         TOTAL COMMON STOCKS
           (Cost $5,370)...........................   5,196
                                                     ------

SHARES
(000)
------
         INVESTMENT COMPANIES -- 0.5%
           (Cost $26)
   26    Nations Cash Reserves#..................        26
                                                     ------
         TOTAL INVESTMENTS
         (Cost $5,396*)...................   99.1%    5,222
                                                     ------
         OTHER ASSETS AND
           LIABILITIES (NET)..............    0.9%
         Cash....................................    $   20
         Dividends receivable....................         4
         Receivable from investment advisor......        10
         Prepaid expenses and other assets.......        46
         Administration fee payable..............        (1)
         Distributions payable...................        (1)
         Payable for investment securities
           purchased.............................       (20)
         Accrued Trustees' fees and expenses.....       (11)
                                                     ------
         TOTAL OTHER ASSETS AND
           LIABILITIES (NET).....................        47
                                                     ------
         NET ASSETS.......................  100.0%   $5,269
                                                     ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed SmallCap Value Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                     VALUE
                                                     (000)
-----------------------------------------------------------
         NET ASSETS CONSIST OF:
         Undistributed net investment income.....    $    5
         Accumulated net realized loss on
           investments sold......................       (78)
         Net unrealized depreciation of
           investments...........................      (174)
         Paid-in capital.........................     5,516
                                                     ------
         NET ASSETS..............................    $5,269
                                                     ======
         PRIMARY A SHARES:
         Net asset value, offering and redemption
           price per share ($3,399,982 / 343,621
           shares outstanding)...................     $9.89
                                                      -----
                                                      -----
         INVESTOR A SHARES:
         Net asset value, offering and redemption
           price per share ($1,869,011 / 188,769
           shares outstanding)...................     $9.90
                                                      -----
                                                      -----

---------------

 * Federal Income Tax Information: Net unrealized depreciation of investment securities was comprised of gross appreciation of $633 and gross depreciation of $807 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $5,396.

 @ Non-income producing security.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed SmallCap Index Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
         COMMON STOCKS -- 98.6%
         ADVERTISING AND MARKETING SERVICES -- 1.0%
 7,200   Catalina Marketing Corporation@.........  $    611
40,600   HA-LO Industries, Inc.@.................       254
29,100   True North Communications...............     1,058
                                                   --------
                                                      1,923
                                                   --------
         AEROSPACE AND DEFENSE -- 0.9%
25,200   AAR Corporation.........................       454
10,400   Alliant Techsystems Inc.@...............       720
33,000   BE Aerospace, Inc.@.....................       394
18,200   Orbital Sciences Corporation@...........       319
                                                   --------
                                                      1,887
                                                   --------
         APPAREL AND TEXTILES -- 3.4%
18,100   Authentic Fitness Corporation...........       318
18,400   Brown Shoe Company, Inc. ...............       337
32,200   Cone Mills Corporation@.................       157
31,600   Delta Woodside Industries Inc. .........        87
13,900   Footstar Inc.@..........................       490
13,500   Haggar Corporation......................       170
17,400   Hartmarx Corporation@...................        70
14,900   J. Baker Inc. ..........................       117
14,500   K-Swiss Inc. ...........................       458
24,300   Linens 'N Things Inc.@+.................       820
31,900   Nautica Enterprises Inc.@...............       514
28,000   Oshkosh B'Gosh Inc. ....................       447
11,100   Oxford Industries Inc. .................       239
15,600   Pacific Sunwear of California@..........       437
25,100   Phillips-Van Heusen Corporation.........       223
12,000   Pillowtex Corporation...................        90
13,800   Quiksilver, Inc.@.......................       252
46,200   Stride Rite Corporation.................       323
25,400   The Men's Wearhouse Inc.@...............       546
21,400   Timberland Company, Class A@............       837
                                                   --------
                                                      6,932
                                                   --------
         AUTOMOBILE PARTS MANUFACTURERS -- 1.7%
22,900   Intermet Corporation....................       194
24,090   Myers Industries Inc. ..................       428
18,800   Simpson Industries......................       208
 7,900   Spartan Motors Inc......................        40
33,200   Standard Motor Products, Inc............       645
 9,400   Standard Products Company...............       333
31,400   TBC Corporation@........................       217
10,500   Titan International Inc. ...............       108
53,000   Tower Automotive Inc.@..................     1,050
16,400   Wynn's International, Inc...............       261
                                                   --------
                                                      3,484
                                                   --------
         BANKING -- 4.8%
18,900   Anchor Bancorp Wisconsin Inc. ..........       307
23,100   BankNorth Group Inc. ...................       690
 9,700   Carolina First Corporation..............       192
13,600   Commerce Bancorp, Inc. .................       564
23,600   Community First Bankshares, Inc.........       398
27,500   Cullen Frost Bankers Inc. ..............       688
18,900   Downey Financial Corporation............       380
23,000   Firstbank Corporation...................       455
42,500   Firstmerit Corporation..................     1,079
24,800   Hudson United Bancorp...................       764
23,700   MAF Bancorp Inc.........................       471

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
         BANKING -- (CONTINUED)
15,900   Provident Bankshares Corporation........  $    338
14,800   Queens County Bancorp Inc...............       409
23,700   Silicon Valley Bancshares@..............       572
17,900   Susquehanna Bancshares Inc..............       309
 9,400   U.S. Trust Corporation..................       756
21,600   United Bankshares Inc...................       525
34,100   UST Corporation.........................     1,050
                                                   --------
                                                      9,947
                                                   --------
         BEVERAGES -- 0.6%
21,000   Canandaigua Brands Inc., Class A@+......     1,255
                                                   --------
         BUILDING MATERIALS -- 2.5%
31,300   Building Materials Holding
           Corporation@..........................       313
 3,800   Butler Manufacturing Company............       100
38,700   Champion Enterprises Inc.@..............       348
10,400   Coachmen Industries Inc. ...............       160
16,200   Florida Rock Industries.................       563
23,600   Hughes Supply Inc. .....................       513
31,400   Insteel Industries, Inc.................       283
26,000   Lone Star Industries....................     1,297
10,900   Service Experts Inc.@...................       113
 7,300   Simpson Manufacturing Company, Inc.@....       342
 8,000   Skyline Corporation.....................       206
10,600   Texas Industries Inc. ..................       392
13,200   Universal Forest Products...............       172
21,900   Watsco Inc. ............................       249
                                                   --------
                                                      5,051
                                                   --------
         BUSINESS SERVICES -- 0.3%
 3,800   CustomTracks Corporation@...............       113
15,900   Fair, Issac and Company Inc.............       446
                                                   --------
                                                        559
                                                   --------
         CHEMICALS -- BASIC -- 0.4%
18,200   Cambrex Corporation.....................       481
11,500   Scotts Company, Class A@................       398
                                                   --------
                                                        879
                                                   --------
         CHEMICALS -- SPECIALTY -- 0.7%
 4,800   Chemed Corporation......................       145
16,700   Lilly Industries Inc., Class A..........       228
 5,500   MacDermid, Inc..........................       187
13,000   OM Group, Inc...........................       499
 4,700   Penford Corporation.....................        64
16,700   Quaker Chemical Corporation.............       278
                                                   --------
                                                      1,401
                                                   --------
         COMMERCIAL SERVICES -- 2.3%
36,500   Computer Task Group Inc.................       538
38,100   Insurance Auto Auctions Inc.@...........       567
86,450   Interim Services Inc.@..................     1,416
 9,500   Lason, Inc.@............................       423
10,700   NFO Worldwide Inc.@.....................       136
38,000   Prepaid Legal Services Inc.@............     1,496
                                                   --------
                                                      4,576
                                                   --------
         COMPUTER RELATED -- 2.2%
39,000   American Management Systems@+...........     1,001
28,700   Exabyte Corporation@....................       125
21,900   Hutchinson Technology, Inc.@............       591
15,000   Jack Henry & Associates.................       554
15,600   Kronos Inc.@............................       572

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed SmallCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
         COMPUTER RELATED -- (CONTINUED)
 8,100   Micros Systems, Inc.@...................  $    328
22,500   National Computer Systems Inc...........       863
37,400   Standard Microsystems Corporation@......       346
 7,700   Wall Data Inc.@.........................        41
                                                   --------
                                                      4,421
                                                   --------
         COMPUTER SERVICES - 2.5%
50,100   Acxiom Corporation@+....................       985
47,600   Ciber Inc.@.............................       729
 4,200   Factset Research Systems Inc. ..........       239
24,700   Gerber Scientific Inc. .................       553
21,600   Primark Corporation@....................       614
20,600   Technology Solutions Company@...........       291
10,300   The BISYS Group, Inc.@..................       483
30,000   Whittman-Hart, Inc.@....................     1,163
                                                   --------
                                                      5,057
                                                   --------
         COMPUTER SOFTWARE -- 2.3%
43,000   Avid Technology, Inc.@..................       564
51,100   Epicor Software Corporation@............       294
12,100   Harbinger Corporation@..................       204
12,900   HNC Software Inc.@......................       512
31,900   Hyperion Solutions Corporation@.........       702
25,600   Macromedia Inc.@+.......................     1,046
18,400   Mercury Interactive Corporation@........     1,188
15,300   Midway Games Inc.@......................       241
                                                   --------
                                                      4,751
                                                   --------
         CONSTRUCTION -- 3.2%
13,900   Apogee Enterprises, Inc. ...............        98
61,600   D.R. Horton Inc. .......................       796
14,700   Dycom Industries Inc.@..................       620
12,300   Elcor Corporation.......................       308
14,500   Halter Marine Group Inc.@...............        79
46,900   Insituform Technologies Inc., Class
           A@....................................     1,172
23,700   M.D.C. Holdings, Inc. ..................       384
47,400   Morrison Knudsen Corporation@...........       489
20,100   Ryland Group Inc. ......................       457
20,100   Southern Energy Homes Inc.@.............        53
39,400   Standard Pacific Corporation............       404
20,300   TJ International Inc. ..................       510
33,000   Toll Brothers Inc.@.....................       629
15,500   U.S. Home Corporation@..................       431
                                                   --------
                                                      6,430
                                                   --------
         CONSUMER GOODS AND SERVICES -- 2.7%
10,800   ABM Industries Inc......................       274
18,100   ADVO Inc.@..............................       361
10,500   Angelica Corporation....................       121
27,200   Fedders Corporation.....................       163
13,800   Harman International Industries.........       580
28,500   Kaman Corporation.......................       363
17,300   Kellwood Company........................       381
59,300   La-Z-Boy Inc. ..........................     1,129
30,000   Oakwood Homes Corporation...............       135
12,500   Royal Appliance Manufacturing
           Company@..............................        63
13,900   Russ Berrie & Company Inc. .............       291
29,300   Smithfield Foods Inc.@..................       784
24,700   Thomas Industries Inc. .................       462
29,600   Wolverine World Wide....................       337
                                                   --------
                                                      5,444
                                                   --------

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
         CONTAINERS AND PACKAGING -- 0.4%
26,100   AptarGroup Inc..........................  $    698
13,700   Shorewood Packaging Corporation@........       186
                                                   --------
                                                        884
                                                   --------
         COSMETICS AND TOILETRIES -- 0.4%
 4,217   Kimberly-Clark Corporation..............       221
22,900   Natures Sunshine Products Inc...........       217
52,400   NBTY, Inc.@.............................       400
                                                   --------
                                                        838
                                                   --------
         DISTRIBUTION AND WHOLESALE -- 0.4%
 6,300   Aviation Sales Company@.................       120
63,500   Brightpoint Inc.@.......................       462
 6,800   Lawson Products.........................       147
                                                   --------
                                                        729
                                                   --------
         DIVERSIFIED -- 0.8%
27,100   Justin Industries Inc...................       384
23,100   Mascotech, Inc..........................       374
15,100   SPS Technologies Inc.@..................       574
10,200   Standex International Corporation.......       275
                                                   --------
                                                      1,607
                                                   --------
         DRUGS -- 3.4%
24,000   Alpharma Inc., Class A..................       848
29,300   Barr Laboratories, Inc.@................       930
35,601   Bindley Western Industries..............       510
60,600   Bio-Technology General Corporation@.....       581
34,200   Jones Pharma Incorporated...............     1,128
14,400   Pharmaceutical Product Development,
           Inc.@.................................       195
25,400   Regeneron Pharmaceuticals, Inc.@........       206
49,500   Roberts Pharmaceutical Corporation@.....     1,498
23,900   Syncor International Corporation@.......       896
                                                   --------
                                                      6,792
                                                   --------
         EDUCATION -- 0.3%
26,400   DeVry, Inc.@............................       528
                                                   --------
         ELECTRIC POWER -- 1.5%
16,300   Bangor Hydro-Electric Company...........       269
11,000   Central Vermont Public Services.........       145
10,400   CILCORP Inc.............................       674
 3,900   Green Mountain Power Corporation........        40
37,008   Sierra Pacific Resources................       824
12,700   TNP Enterprises Inc.....................       495
12,700   United Illuminating Company.............       614
                                                   --------
                                                      3,061
                                                   --------
         ELECTRICAL EQUIPMENT -- 1.0%
 7,900   C&D Technologies, Inc...................       287
13,000   C-COR Electronics@......................       395
36,300   General Semiconductor, Inc.@............       374
25,300   Intermagnetics General Corporation@.....       152
13,600   Micrel Inc.@............................       590
 5,200   Park Electrochemical Corporation........       171
                                                   --------
                                                      1,969
                                                   --------
         ELECTRONICS -- 4.7%
 5,400   Analogic Corporation....................       170
 8,300   Benchmark Electronics Inc.@.............       293
18,400   Burr-Brown Corporation@.................       727
 7,700   C-Cube Microsystems Inc.@...............       335
22,000   Checkpoint Systems Inc.@................       205

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed SmallCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
         ELECTRONICS -- (CONTINUED)
30,800   CTS Corporation.........................  $  1,772
11,400   Dallas Semiconductor Corporation........       609
 6,100   Dionex Corporation@.....................       261
 4,400   Electro Scientific Industries, Inc.@....       234
 8,700   Esterline Technologies Corporation@.....       137
46,500   Gentex Corporation@.....................       961
 6,700   Hadco Corporation@......................       290
 7,000   Harmon Industries Inc...................        88
50,700   Intervoice Inc.@........................       561
 7,400   Itron Inc.@.............................        43
 8,900   Kulicke & Soffa Industries Inc.@........       216
17,800   Methode Electronics Inc. ...............       336
12,000   Oak Industries Inc.@....................       408
30,400   Pioneer Standard Electronics............       439
12,400   Technitrol Inc. ........................       437
30,000   Unitrode Corporation@...................     1,260
                                                   --------
                                                      9,782
                                                   --------
         ENERGY -- 0.3%
15,900   Barrett Resources Corporation@..........       587
                                                   --------
         ENTERTAINMENT -- 0.2%
 6,100   Anchor Gaming@..........................       363
                                                   --------
         ENVIRONMENTAL -- 0.5%
 8,200   American States Water Company...........       272
12,500   Clarcor Inc. ...........................       210
10,400   IMCO Recycling Inc. ....................       156
24,600   Tetra Tech Inc.@........................       410
                                                   --------
                                                      1,048
                                                   --------
         EXPLORATION AND DRILLING -- 0.6%
29,100   Energen Corporation.....................       589
15,600   Northwest Natural Gas Company...........       403
15,600   Southwestern Energy Company.............       141
                                                   --------
                                                      1,133
                                                   --------
         FINANCIAL SERVICES -- 4.5%
64,200   Americredit Corporation@................       959
 9,700   AMRESCO Inc.@...........................        29
16,000   Centura Banks Inc. .....................       662
31,700   Commercial Federal Corporation..........       622
 7,900   Dain Rauscher Corporation...............       387
17,900   Eaton Vance Corporation.................       573
31,500   Enhance Financial Services Group
           Inc. .................................       557
15,200   Hambrecht & Quist Group@................       744
 6,700   JSB Financial Inc. .....................       384
34,100   Legg Mason Inc.+........................     1,305
11,900   Mutual Risk Management Ltd. ............       146
42,500   Raymond James Financial, Inc. ..........       847
13,500   Riggs National Corporation..............       228
13,200   SEI Investment Company..................     1,179
20,800   St. Paul Bancorp Inc. ..................       476
 6,400   Whitney Holding Corporation.............       220
                                                   --------
                                                      9,318
                                                   --------
         FOOD PRODUCERS -- 1.1%
55,800   Chiquita Brands International Inc. .....       331
22,400   Corn Products International Inc. .......       682

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
         FOOD PRODUCERS -- (CONTINUED)
11,800   J & J Snack Foods Corporation@..........  $    233
13,300   Michael Foods Inc. .....................       350
 6,600   Panera Bread Company, Class A@..........        44
27,900   Ralcorp Holdings, Inc.@.................       493
                                                   --------
                                                      2,133
                                                   --------
         FOREST AND PAPER PRODUCTS -- 0.3%
 8,900   Buckeye Technologies Inc.@..............       140
12,500   Caraustar Industries, Inc. .............       318
 8,500   Pope & Talbot Inc. .....................       105
 8,000   Schweitzer-Mauduit International
           Inc. .................................       104
                                                   --------
                                                        667
                                                   --------
         FURNITURE AND APPLIANCES -- 0.6%
 6,400   Bassett Furniture Industries, Inc. .....       122
29,300   Ethan Allen Interiors, Inc. ............       932
39,400   Interface Inc. .........................       202
                                                   --------
                                                      1,256
                                                   --------
         GAS AND ELECTRIC -- 0.2%
12,200   Central Hudson Gas & Electric...........       480
                                                   --------
         HEALTHCARE -- 0.9%
42,900   Coventry Health Care Inc.@..............       408
19,900   Magellan Health Services, Inc.@.........       146
 6,100   MedQuist Inc.@..........................       204
32,300   Orthodontic Centers of America@.........       565
11,700   Pediatrix Medical Group Inc.@...........       162
26,400   US Oncology, Inc.@......................       239
                                                   --------
                                                      1,724
                                                   --------
         HOUSEHOLD PRODUCTS -- 0.2%
 3,700   National Presto Industries, Inc. .......       143
14,700   SLI, Inc.@..............................       313
 7,500   USA Detergents, Inc.@...................        37
                                                   --------
                                                        493
                                                   --------
         INDUSTRIAL -- 0.2%
14,700   Geon Company............................       379
                                                   --------
         INSURANCE -- 2.6%
10,100   Arthur J. Gallagher & Company...........       538
29,700   Capital Re Corporation..................       297
26,400   Delphi Financial Group Inc., Class
           A@+...................................       796
32,100   Fidelity National Financial, Inc. ......       488
52,000   First American Financial Corporation....       696
63,600   Fremont General Corporation+............       604
 9,300   Orion Capital Corporation...............       441
23,100   Radin Group Inc. .......................       991
 5,500   Selective Insurance Group...............       104
21,200   Sierra Health Services, Inc.@...........       215
                                                   --------
                                                      5,170
                                                   --------
         MACHINERY AND EQUIPMENT -- 3.4%
10,800   Applied Industrial Technologies,
           Inc. .................................       194
34,300   Applied Power, Inc., Class A............     1,042
25,400   Astec Industries Inc.@..................       613
13,000   CPI Corporation.........................       444
19,900   Gardner Denver Machinery Inc.@..........       301

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed SmallCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
         MACHINERY AND EQUIPMENT -- (CONTINUED)
11,000   Global Industries Technologies,
           Inc.@.................................  $    134
11,400   Graco Inc. .............................       374
41,700   JLG Industries Inc. ....................       633
30,900   Manitowoc Company, Inc. ................     1,055
26,300   Paxar Corporation@......................       253
13,000   Regal Beloit............................       270
 5,500   Robbins & Myers, Inc. ..................        85
10,600   X-Rite, Inc. ...........................        69
30,800   Zebra Technologies Corporation@.........     1,401
                                                   --------
                                                      6,868
                                                   --------
         MANUFACTURING -- 1.6%
25,700   A. O. Smith Corporation.................       777
12,200   Belden Inc. ............................       250
     3   Bolount International, Inc.@+...........         0
25,400   Dixie Group Inc. .......................       197
14,400   Griffon Corporation@....................       115
 9,800   Libbey Inc. ............................       290
 9,800   Lydall Inc.@............................       101
15,200   Roper Industries, Inc. .................       581
 8,900   Scott Technologies, Inc.@...............       176
13,500   Sturm, Ruger & Company Inc. ............       122
31,400   Tredegar Industries, Inc. ..............       671
                                                   --------
                                                      3,280
                                                   --------
         MEDIA -- 0.9%
40,500   Xircom Inc.@............................     1,729
                                                   --------
         MEDICAL PRODUCTS AND SUPPLIES -- 3.1%
17,500   Cooper Companies Inc. ..................       540
11,700   Datascope Corporation@..................       411
30,100   Dura Pharmaceuticals Inc.@..............       420
 9,400   Hanger Orthopedic Group, Inc.@..........       136
30,500   IDEXX Laboratories Inc.@................       525
19,400   Liposome Company Inc.@..................       148
 8,900   Maxxim Medical Inc.@....................       213
17,700   Molecular Biosystems, Inc.@.............        31
18,100   Owens & Minor, Inc. ....................       174
19,000   Patterson Dental Company@...............       943
11,900   Priority Healthcare Corporation@........       367
15,800   Respironics, Inc.@......................       130
35,600   Safeskin Corporation@...................       293
24,900   Sola International Inc.@................       386
 8,800   SpaceLabs Medical Inc.@.................       133
34,700   Summit Technology Inc.@.................       635
15,000   Varian Medical Systems, Inc. ...........       328
 7,900   Vital Signs Inc. .......................       161
 8,600   Wesley Jessen Visioncare, Inc.@.........       268
                                                   --------
                                                      6,242
                                                   --------
         MEDICAL SERVICES -- 2.4%
39,900   ADAC Laboratories Designs@..............       392
31,700   Cerner Corporation@.....................       483
19,500   Coherent Inc.@..........................       435
 8,100   Curative Health Services, Inc.@.........        38
17,700   Express Scripts Inc., Class A@+.........     1,386
32,600   Genesis Health Ventures, Inc.@..........        77
39,000   Integrated Health Services Inc. ........        61
19,200   Invacare Corporation....................       376
41,700   NCS Healthcare Inc., Class A@...........       109
74,200   PhyCor Inc.@............................       325

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
         MEDICAL SERVICES -- (CONTINUED)
26,400   Renal Care Group, Inc.@.................  $    578
22,000   Universal Health Services Inc., Class
           B@+...................................       569
                                                   --------
                                                      4,829
                                                   --------
         METALS AND MINING -- 2.1%
11,200   Amcast Industrial Corporation...........       149
30,500   AMCOL International Corporation.........       450
 8,300   Brush Wellman Inc. .....................       122
14,800   Commercial Metals Company...............       426
10,000   Commonwealth Industries, Inc. ..........       134
31,700   Hecla Mining Company@...................        93
 9,800   Material Sciences Corporation@..........       130
26,200   Mueller Industries Inc.@................       778
19,200   Quanex Corporation......................       492
23,700   Reliance Steel & Aluminum Company.......       498
10,400   RTI International Metals, Inc.@.........       104
18,500   Steel Technologies Inc..................       215
20,500   Stillwater Mining Company@..............       551
12,400   Wolverine Tube Inc.@....................       192
                                                   --------
                                                      4,334
                                                   --------
         OFFICE EQUIPMENT -- 0.5%
14,100   Brady Corporation.......................       451
27,400   John H. Harland Company.................       532
11,100   Nashua Corporation@.....................        99
                                                   --------
                                                      1,082
                                                   --------
         OIL AND GAS -- 1.9%
12,500   Cabot Oil & Gas Corporation.............       216
 9,300   HS Resources, Inc.@.....................       152
10,000   New Jersey Resources Corporation........       400
31,700   Oceaneering International Inc.@.........       533
 5,300   Pennsylvania Enterprises, Inc. .........       172
24,500   Pool Energy Services Company@...........       603
51,500   Pride International Inc.@...............       731
27,200   Seitel Inc.@............................       265
23,400   Wicor Inc...............................       680
                                                   --------
                                                      3,752
                                                   --------
         OIL FIELD SERVICES & EQUIPMENT -- 0.2%
 6,400   Seacor Smit, Inc.@......................       328
                                                   --------
         PRINTING AND PUBLISHING -- 2.1%
28,100   Bowne & Company Inc. ...................       339
 8,500   Consolidated Graphics Inc.@.............       358
18,800   Merrill Corporation.....................       375
20,900   Thomas Nelson, Inc. ....................       204
40,500   Valassis Communications Inc.@...........     1,779
32,900   World Color Press Inc.@.................     1,226
                                                   --------
                                                      4,281
                                                   --------
         PROFESSIONAL SERVICES -- 1.0%
17,000   CDI Corporation@........................       464
22,400   InaCom Corporation@.....................       206
21,100   National Data Corporation...............       548
27,200   Offshore Logistics Inc.@................       281
 9,600   URS Corporation@........................       235
10,600   Volt Information Sciences Inc.@.........        57
                                                   --------
                                                      1,991
                                                   --------
         RECREATION -- 1.7%
20,100   Arctic Cat Inc. ........................       192
55,600   Aztar Corporation@......................       570

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed SmallCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
         RECREATION -- (CONTINUED)
 5,700   Carmike Cinemas Inc., Class A@..........  $     75
16,100   Family Golf Centers, Inc.@..............        41
 3,900   GC Companies Inc.@......................       117
32,200   Hollywood Park Inc.@....................       495
19,800   Huffy Corporation.......................       196
 9,600   K2 Inc. ................................        85
48,800   Players International, Inc.@............       361
17,000   Polaris Industries Inc. ................       588
10,900   Thor Industries Inc. ...................       278
18,500   Winnebago Industries....................       443
                                                   --------
                                                      3,441
                                                   --------
         RESTAURANTS AND LODGING -- 3.4%
21,700   Applebees International Inc. ...........       731
34,950   CEC Entertainment Inc.@.................     1,254
36,100   CKE Restaurant Inc. ....................       262
42,400   Foodmaker Inc.@.........................     1,057
24,400   IHOP Corporation@.......................       494
30,600   Landry's Seafood Restaurants Inc.@......       245
11,400   Luby's Inc. ............................       131
15,700   Marcus Corporation......................       189
32,700   Prime Hospitality Corporation@..........       262
30,000   Ruby Tuesday Inc........................       585
42,800   Ryan's Family Steak Houses Inc.@........       385
14,100   Sonic Corporation@......................       429
41,000   Taco Cabana Inc., Class A@..............       397
27,800   TCBY Enterprises Inc....................       127
 9,900   The Cheesecake Factory@.................       275
                                                   --------
                                                      6,823
                                                   --------
         RETAIL -- FOOD -- 0.9%
44,500   Earthgrains Company.....................       984
19,100   Fleming Companies Inc. .................       187
18,100   Nash-Finch Company......................       127
16,100   Whole Foods Market Inc.@................       527
                                                   --------
                                                      1,825
                                                   --------
         RETAIL -- GENERAL -- 1.2%
19,300   Ames Department Stores@.................       614
40,800   Casey's General Stores, Inc. ...........       547
12,600   Cash America Investments Inc. ..........       119
15,100   MicroAge Inc.@..........................        33
31,100   Regis Corporation.......................       599
18,900   ShopKo Stores, Inc.@....................       548
                                                   --------
                                                      2,460
                                                   --------
         RETAIL -- SPECIALTY -- 4.2%
 8,500   Action Performance Companies, Inc.@.....       179
29,100   AnnTaylor Stores Corporation@+..........     1,189
11,100   Books-A-Million Inc.@...................        91
30,000   Cato Corporation........................       423
 4,600   Damark International, Inc.@.............        46
 8,400   Discount Auto Parts Inc.@...............       135
20,600   Dress Barn Inc.@........................       378
20,800   Goody's Family Clothing Inc.@...........       168
16,600   Gottschalks Inc.@.......................       149
12,100   Gymboree Corporation@...................        83
18,300   Insight Enterprises Inc.@...............       595
31,900   Jan Bell Marketing Inc.@................        98
20,900   Jo-Ann Stores Inc.@.....................       260

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
         RETAIL -- SPECIALTY -- (CONTINUED)
25,600   Just For Feet Inc.@.....................  $     53
 4,600   Lillian Vernon Corporation..............        58
26,800   Michaels Stores Inc.@...................       791
12,200   O'Reilly Automotive Inc.@...............       581
72,200   Pier 1 Imports Inc. ....................       487
 6,400   Stein Mart Inc.@........................        46
30,800   The Bombay Company Inc.@................       156
25,800   Toro Company............................       964
39,200   Zale Corporation@+......................     1,502
                                                   --------
                                                      8,432
                                                   --------
         SEMICONDUCTORS -- 1.4%
 9,500   Alpha Industries, Inc.@.................       536
25,900   International Rectifier Corporation@....       395
19,800   Lattice Semiconductor Corporation@......       588
12,600   Novellus Systems Inc.@..................       849
11,700   Plexus Corporation@.....................       358
 3,300   Watkins-Johnson Company.................       111
                                                   --------
                                                      2,837
                                                   --------
         STEEL -- 0.1%
14,900   Birmingham Steel Corporation............       114
                                                   --------
         TECHNOLOGY -- 0.9%
 8,400   Marshall Industries@....................       307
27,800   Progress Software Corporation@..........       872
44,500   S3 Inc.@................................       464
20,800   Telxon Corporation......................       174
                                                   --------
                                                      1,817
                                                   --------
         TELECOMMUNICATIONS -- 1.5%
20,200   Aspect Telecommunications@..............       343
32,800   CommScope, Inc.@........................     1,065
20,100   Digi International Inc.@................       220
 3,500   DSP Communications, Inc.@...............        67
28,800   Inter-Tel Inc. .........................       511
13,900   Plantronics Inc.@.......................       691
 9,400   SymmetriCom Inc.@.......................        71
                                                   --------
                                                      2,968
                                                   --------
         TRANSPORTATION -- 2.2%
16,900   Air Express International Corporation...       383
45,800   American Freightways Corporation@.......       834
25,400   Expeditors International of Washington,
           Inc. .................................       815
38,600   Fritz Companies, Inc.@..................       400
10,400   Kirby Corporation@......................       204
21,200   Mesa Air Group Inc.@....................       130
13,800   Pittston BAX Group......................       111
17,500   Railtex Inc.@...........................       289
13,100   SkyWest Inc. ...........................       287
22,800   U.S. Freightways Corporation............     1,081
                                                   --------
                                                      4,534
                                                   --------
         TRUCKING AND SHIPPING -- 2.3%
36,200   Arkansas Best Corporation@..............       448
10,400   Frozen Food Express Industries, Inc. ...        64
 8,100   Heartland Express Inc.@.................       114
19,800   Landstar System Inc.@...................       688
21,400   M.S. Carriers Inc.@.....................       514
77,800   Rollins Truck Leasing Corporation.......       788

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed SmallCap Index Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
SHARES                                              (000)
-----------------------------------------------------------
         TRUCKING AND SHIPPING -- (CONTINUED)
21,800   Wabash National Corporation.............  $    443
63,300   Werner Enterprises Inc. ................     1,115
26,700   Yellow Corporation@.....................       442
                                                   --------
                                                      4,616
                                                   --------
         UTILITIES -- NATURAL GAS -- 1.1%
18,900   Cascade Natural Gas Corporation.........       338
12,200   Connecticut Energy Corporation..........       472
14,500   Piedmont Natural Gas Company, Inc. .....       440
25,700   Southwest Gas Corporation...............       691
12,600   Valmont Industries Inc. ................       213
                                                   --------
                                                      2,154
                                                   --------
         UTILITIES -- WATER -- 0.8%
 6,300   Aquarion Company........................       226
11,300   Philadelphia Suburban Corporation.......       266
32,700   United Water Resources Inc. ............     1,067
                                                   --------
                                                      1,559
                                                   --------
         WIRE AND CABLE PRODUCTS -- 1.1%
46,200   Anixter International Inc.@.............     1,075
20,800   Barnes Group Inc. ......................       417
31,700.. Cable Design Technologies
         Corporation@............................       723
                                                   --------
                                                      2,215
                                                   --------
         TOTAL COMMON STOCKS
           (Cost $196,828).......................   199,449
                                                   --------
         U.S. TREASURY OBLIGATIONS -- 0.1%
           (Cost $198)
         U.S. TREASURY BILLS -- 0.1%
   200   4.749%** 12/23/99.......................       198
                                                   --------

SHARES
(000)
------
         INVESTMENT COMPANIES -- 5.4%
           (Cost $10,961)
10,961   Nations Cash Reserves#.................   $ 10,961
                                                   --------

                                                    VALUE
                                                    (000)
-----------------------------------------------------------
         TOTAL INVESTMENTS
           (Cost $207,987*)..............  104.1%  $210,608
                                                   --------
         OTHER ASSETS AND LIABILITIES
           (NET).........................  (4.1)%
         Cash...................................   $    401
         Receivable for investment securities
           sold.................................      1,409
         Receivable for Fund shares sold........        310
         Dividends receivable...................        121
         Interest receivable....................         17
         Variation margin.......................         49
         Unamortized organization costs.........          4
         Prepaid expenses.......................          5
         Collateral on securities loaned........     (8,759)
         Payable for Fund shares redeemed.......       (160)
         Investment advisory fee payable........        (10)
         Administration fee payable.............        (39)
         Shareholder servicing and distribution
           fees payable.........................         (2)
         Distributions payable..................        (22)
         Payable for investment securities
           purchased............................     (1,355)
         Accrued Trustees' fees and expenses....        (13)
         Accrued expenses and other
           liabilities..........................       (193)
                                                   --------
         TOTAL OTHER ASSETS AND LIABILITIES
           (NET)................................     (8,237)
                                                   --------
         NET ASSETS......................  100.0%  $202,371
                                                   ========
         NET ASSETS CONSIST OF:
         Undistributed net investment income....   $     29
         Accumulated net realized loss on
           investments sold and futures
           contracts............................    (13,023)
         Net unrealized appreciation of
           investments and futures contracts....      2,614
         Paid-in capital........................    212,751
                                                   --------
         NET ASSETS.............................   $202,371
                                                   ========
         PRIMARY A SHARES:
         Net asset value, offering and
           redemption price per share
           ($193,631,013 / 16,276,559 shares
           outstanding).........................     $11.90
                                                      -----
                                                      -----
         INVESTOR A SHARES:
         Net asset value, offering and
           redemption price per share
           ($8,740,080 / 735,260 shares
           outstanding).........................     $11.89
                                                      -----
                                                      -----

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $33,596 and gross depreciation of $30,975 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $207,987.

 ** Rate represents annualized yield at date of purchase.

 @  Non-income producing security.

 +  Security segregated as collateral for futures contracts.

++ Amount represents less than $500.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $8,759.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF OPERATIONS                                           (UNAUDITED)
For the six months ended September 30, 1999

                                                                                                MANAGED
                                                           MANAGED                              SMALLCAP           MANAGED
                                                            VALUE             MANAGED            VALUE             SMALLCAP
                                                            INDEX              INDEX             INDEX              INDEX
                                                        -----------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends...........................................    $           64     $        4,926    $           32     $          869
Interest............................................                 1                147                 1                 59
Securities lending..................................                --                 15                --                  8
                                                        --------------     --------------    --------------     --------------
    Total investment income.........................                65              5,088                33                936
                                                        --------------     --------------    --------------     --------------
EXPENSES:
Investment advisory fee.............................                15              1,611                12                446
Administration fee..................................                 7                778                 6                216
Transfer agent fees.................................                 2                166                 2                 48
Custodian fees......................................                 8                 47                 7                 54
Legal and audit fees................................                30                 47                30                 38
Registration and filing fees........................                16                 22                16                 23
Trustees' fees and expenses.........................                 8                  8                 8                  8
Amortization of organization costs..................                --                  1                --                  1
Interest expense....................................                --*                15                --*                 3
Other...............................................                39                 55                37                 42
                                                        --------------     --------------    --------------     --------------
    Subtotal........................................               125              2,750               118                879
Shareholder servicing and distribution fees:
  Primary B Shares..................................                --                 --*               --                 --
  Investor A Shares.................................                 3                 66                 3                 12
                                                        --------------     --------------    --------------     --------------
    Total expenses..................................               128              2,816               121                891
Fees waived and expenses reimbursed by investment
  advisor and/or distributor........................              (107)              (887)             (105)              (353)
Fees reduced by credits allowed by the custodian....                --*                --*               --*                --*
                                                        --------------     --------------    --------------     --------------
    Net expenses....................................                21              1,929                16                538
                                                        --------------     --------------    --------------     --------------
NET INVESTMENT INCOME...............................                44              3,159                17                398
                                                        --------------     --------------    --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.............................               162              2,943                 5              3,720
  Futures contracts.................................                --               (218)               --                (88)
                                                        --------------     --------------    --------------     --------------
Net realized gain/(loss) on investments.............               162              2,725                 5              3,632
                                                        --------------     --------------    --------------     --------------
Change in unrealized appreciation/(depreciation) of:
  Securities........................................              (231)            (7,901)              507             11,667
  Futures contracts.................................                --                128                --                (11)
                                                        --------------     --------------    --------------     --------------
Net change in unrealized appreciation/(depreciation)
  of investments....................................              (231)            (7,773)              507             11,656
                                                        --------------     --------------    --------------     --------------
Net realized and unrealized gain/(loss) on
  investments.......................................               (69)            (5,048)              512             15,288
                                                        --------------     --------------    --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS:.......................................    $          (25)    $       (1,889)   $          529     $       15,686
                                                        ==============     ==============    ==============     ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                                         MANAGED VALUE INDEX
                                                                ------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                   9/30/99               YEAR ENDED
                                                                 (UNAUDITED)              3/31/99
                                                                ------------------------------------
(IN THOUSANDS)
Net investment income.......................................    $           44         $          154
Net realized gain/(loss) on investments.....................               162                    403
Net change in unrealized appreciation/(depreciation) of
  investments...............................................              (231)                  (229)
                                                                --------------         --------------
Net increase/(decrease) in net assets resulting from
  operations................................................               (25)                   328
Distributions to shareholders from net investment income:
  Primary A Shares..........................................               (29)                  (131)
  Primary B Shares..........................................                --
  Investor A Shares.........................................               (13)                   (37)
  Investor C Shares+........................................                --                     --*
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................              (202)                   (47)
  Primary B Shares..........................................                --                     --*
  Investor A Shares.........................................               (97)                   (14)
  Investor C Shares+........................................                --                     --*
Net increase/(decrease) in net assets from Fund share
  transactions..............................................               474                 (3,407)
                                                                --------------         --------------
Net increase/(decrease) in net assets.......................               108                 (3,308)
                                                                --------------         --------------
NET ASSETS:
Beginning of period.........................................             6,396                  9,704
                                                                --------------         --------------
End of period...............................................    $        6,504         $        6,396
                                                                ==============         ==============
Undistributed net investment income/(distributions in excess of net investment income)
  at end of period..........................................    $            2         $           --
                                                                ==============         ==============

---------------

* Amount represents less than $500.

+ Investor C Shares converted to Investor A Shares on March 19, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

             MANAGED INDEX             MANAGED SMALLCAP VALUE INDEX         MANAGED SMALLCAP INDEX
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/99         YEAR ENDED        9/30/99         YEAR ENDED        9/30/99         YEAR ENDED
     (UNAUDITED)        3/31/99        (UNAUDITED)        3/31/99        (UNAUDITED)        3/31/99
-------------------------------------------------------------------------------------------------------
    $        3,159   $        6,150   $           17   $           41   $          398   $        1,040
             2,725           (1,305)               5              (77)           3,632          (15,412)
            (7,773)          88,214              507           (1,162)          11,656          (34,178)
    --------------   --------------   --------------   --------------   --------------   --------------
            (1,889)          93,059              529           (1,198)          15,686          (48,550)
            (2,872)          (5,873)             (12)             (26)            (363)          (1,025)
                --*              --*              --               --*              --               --*
              (155)            (255)              (5)             (14)              (5)             (26)
                --              (20)              --               --*              --               --*
                --           (3,308)              --              (14)              --           (1,102)
                --               --*              --               --*              --               (2)
                --             (227)              --              (20)              --             (140)
                --              (38)              --               --*              --              (11)
           (50,894)         229,499             (232)           2,280          (12,108)         133,128
    --------------   --------------   --------------   --------------   --------------   --------------
           (55,810)         312,837              280            1,008            3,210           82,272
    --------------   --------------   --------------   --------------   --------------   --------------
           717,074          404,237            4,989            3,981          199,161          116,889
    --------------   --------------   --------------   --------------   --------------   --------------
    $      661,264   $      717,074   $        5,269   $        4,989   $      202,371   $      199,161
    ==============   ==============   ==============   ==============   ==============   ==============
    $          133   $           --   $            5   $            6   $           29   $           --
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  SCHEDULES OF CAPITAL STOCK ACTIVITY

                                                                         MANAGED VALUE INDEX
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999          YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 1999
                                                              -------------------      -----------------
                                                              SHARES      DOLLARS      SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    58         $ 700         448     $ 4,997
  Issued as reinvestment of dividends.......................    14           165          13         145
  Redeemed..................................................   (64)         (754)       (733)     (8,231)
                                                               ---         -----        ----     -------
  Net increase/(decrease)...................................     8         $ 111        (272)    $(3,089)
                                                               ===         =====        ====     =======
INVESTOR A SHARES:
  Sold......................................................    45         $ 542         116     $ 1,289
  Issued as reinvestment of dividends.......................     9           109           5          51
  Redeemed..................................................   (24)         (288)       (146)     (1,653)
                                                               ---         -----        ----     -------
  Net increase/(decrease)...................................    30         $ 363         (25)    $  (313)
                                                               ===         =====        ====     =======
INVESTOR C SHARES:+
  Sold......................................................    --         $  --           2     $    22
  Issued as reinvestment of dividends.......................    --            --          --(a)       --(b)
  Redeemed..................................................    --            --          (2)        (27)
                                                               ---         -----        ----     -------
  Net increase/(decrease)...................................    --         $  --          --     $    (5)
                                                               ===         =====        ====     =======
  Total net increase/(decrease).............................    38         $ 474        (297)    $(3,407)
                                                               ===         =====        ====     =======

---------------

 + Investor C Shares converted to Investor A Shares on March 19, 1999.

(a) Amount represents less than 500 shares.

(b) Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                            MANAGED INDEX
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 1999
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,380    $ 27,612      16,315    $281,875
  Issued as reinvestment of dividends.......................      82       1,628         279       4,881
  Redeemed..................................................  (4,034)    (79,699)     (4,119)    (73,925)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (2,572)   $(50,459)     12,475    $212,831
                                                              ======    ========      ======    ========
PRIMARY B SHARES:
  Sold......................................................      --(a) $     --(b)       --(a) $     --(b)
  Issued as reinvestment of dividends.......................      --(a)       --(b)       --(a)       --(b)
  Redeemed..................................................      --(a)       --(b)       --(a)       --(b)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      --(a) $     --(b)       --(a) $     --(b)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     432    $  8,768       2,063    $ 37,053
  Issued as reinvestment of dividends.......................       6         127          25         434
  Redeemed..................................................    (462)     (9,330)       (920)    (15,876)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (24)   $   (435)      1,168    $ 21,611
                                                              ======    ========      ======    ========
INVESTOR C SHARES:+
  Sold......................................................      --    $     --         188    $  3,237
  Issued as reinvestment of dividends.......................      --          --           3          58
  Redeemed..................................................      --          --        (441)     (8,238)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      --    $     --        (250)   $ (4,943)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (2,596)   $(50,894)     13,393    $229,499
                                                              ======    ========      ======    ========

---------------

 + Investor C Shares converted to Investor A Shares on March 19, 1999.

(a) Amount represents less than 500 shares.

(b) Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                     MANAGED SMALLCAP VALUE INDEX
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999          YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 1999
                                                              -------------------      -----------------
                                                              SHARES      DOLLARS      SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    32         $ 322         304     $ 2,894
  Issued as reinvestment of dividends.......................     1            10          58         738
  Redeemed..................................................   (33)         (328)       (202)     (2,003)
                                                               ---         -----        ----     -------
  Net increase/(decrease)...................................    --(a)      $   4         160     $ 1,629
                                                               ===         =====        ====     =======
INVESTOR A SHARES:
  Sold......................................................    22         $ 218         178     $ 1,805
  Issued as reinvestment of dividends.......................    --(a)          5          12         160
  Redeemed..................................................   (45)         (459)       (141)     (1,322)
                                                               ---         -----        ----     -------
  Net increase/(decrease)...................................   (23)        $(236)         49     $   643
                                                               ===         =====        ====     =======
INVESTOR C SHARES:+
  Sold......................................................    --         $  --          10     $   119
  Issued as reinvestment of dividends.......................    --            --          --(a)       --(b)
  Redeemed..................................................    --            --         (12)       (111)
                                                               ---         -----        ----     -------
  Net increase/(decrease)...................................    --         $  --          (2)    $     8
                                                               ===         =====        ====     =======
  Total net increase/(decrease).............................   (23)        $(232)        207     $ 2,280
                                                               ===         =====        ====     =======

---------------

 + Investor C Shares converted to Investor A Shares on March 19, 1999.

(a) Amount represents less than 500 shares.

(b) Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                         MANAGED SMALLCAP INDEX
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999            YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 1999
                                                              -------------------      --------------------
                                                              SHARES     DOLLARS       SHARES      DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    2,495    $ 30,632       17,693    $ 229,414
  Issued as reinvestment of dividends.......................       10         124           58          738
  Redeemed..................................................   (3,387)    (41,052)      (7,858)     (94,934)
                                                              -------    --------      -------    ---------
  Net increase/(decrease)...................................     (882)   $(10,296)       9,893    $ 135,218
                                                              =======    ========      =======    =========
PRIMARY B SHARES:
  Sold......................................................       --    $     --            6    $      82
  Issued as reinvestment of dividends.......................       --          --           --           --
  Redeemed..................................................       --          --          (17)        (210)
                                                              -------    --------      -------    ---------
  Net increase/(decrease)...................................       --    $     --          (11)   $    (128)
                                                              =======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................      121    $  1,455          898    $  10,749
  Issued as reinvestment of dividends.......................       --(a)        5           12          160
  Redeemed..................................................     (273)     (3,272)      (1,001)     (12,589)
                                                              -------    --------      -------    ---------
  Net increase/(decrease)...................................     (152)   $ (1,812)         (91)   $  (1,680)
                                                              =======    ========      =======    =========
INVESTOR C SHARES:+
  Sold......................................................       --    $     --           72    $     964
  Issued as reinvestment of dividends.......................       --          --           --(a)        --(b)
  Redeemed..................................................       --          --         (109)      (1,246)
                                                              -------    --------      -------    ---------
  Net increase/(decrease)...................................       --    $     --          (37)   $    (282)
                                                              =======    ========      =======    =========
  Total net increase/(decrease).............................   (1,034)   $(12,108)       9,754    $ 133,128
                                                              =======    ========      =======    =========

---------------

 + Investor C Shares converted to Investor A Shares on March 19, 1999.

(a) Amount represents less than 500 shares.

(b) Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period.


                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
MANAGED VALUE INDEX
PRIMARY A SHARES
Six months ended 9/30/1999
  (unaudited).....................     $11.42        $0.08               --             $0.08           $(0.08)        $(0.54)
Year ended 3/31/1999#.............      11.32         0.16           $ 0.18              0.34            (0.19)         (0.05)
Period ended 3/31/1998*#..........      10.00         0.07             1.31              1.38            (0.06)            --
INVESTOR A SHARES
Six months ended 9/30/1999
  (unaudited).....................     $11.44        $0.06           $(0.01)            $0.05           $(0.06)        $(0.54)
Year ended 3/31/1999#.............      11.32         0.13             0.20              0.33            (0.16)         (0.05)
Period ended 3/31/1998*#..........      10.00         0.05             1.32              1.37            (0.05)            --

---------------

 * Managed Value Index Primary A and Investor A Shares commenced operations on November 24, 1997.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/ or expense reimbursements, was less than 0.01%.

 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                                  WITHOUT WAIVERS
                                                                      RATIO OF NET                                AND/OR EXPENSE
                                                                       OPERATING                                  REIMBURSEMENTS
                                                                      EXPENSES TO                                 ---------------
                                                         RATIO OF       AVERAGE         RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING     NET ASSETS    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO    INCLUDING       INCOME TO      PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     INTEREST      AVERAGE NET     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        EXPENSE          ASSETS         RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
   $(0.62)         $10.88         0.19%      $4,173        0.50%+(a)(b)       --        1.32%+            31%          3.52%+(a)
    (0.24)          11.42         3.06        4,292        0.50(a)        0.55%(a)        1.45           115        1.99(a)
    (0.06)          11.32        13.78        7,330        0.50+(a)(b)       --          1.72+             3           1.57+(a)
   $(0.60)         $10.89        (0.02)%     $2,331        0.75%+(a)(b)       --          1.07%+          31%          3.77%+(a)
    (0.21)          11.44         2.97        2,104        0.75(a)        0.80%(a)        1.20           115        2.24(a)
    (0.05)          11.32        13.68        2,370        0.75+(a)(b)       --           1.47+            3           1.82+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
MANAGED INDEX
PRIMARY A SHARES
Six months ended 9/30/1999#
  (unaudited).....................     $19.39        $0.09           $(0.17)           $(0.08)          $(0.08)            --
Year ended 3/31/1999#.............      17.14         0.18             2.40              2.58            (0.18)        $(0.15)
Year ended 3/31/1998..............      11.89         0.15             5.42              5.57            (0.17)         (0.15)
Period ended 3/31/1997*...........      10.00         0.15             1.87              2.02            (0.13)            --
PRIMARY B SHARES
Six months ended 9/30/1999#
  (unaudited).....................     $19.38        $0.04           $(0.17)           $(0.13)          $(0.04)            --
Year ended 3/31/1999#.............      17.11         0.09             2.41              2.50            (0.08)        $(0.15)
Period ended 3/31/1998**..........      14.52         0.14             2.73              2.87            (0.13)         (0.15)
INVESTOR A SHARES
Six months ended 9/30/1999#
  (unaudited).....................     $19.39        $0.06           $(0.16)           $(0.10)          $(0.06)            --
Year ended 3/31/1999#.............      17.14         0.14             2.39              2.53            (0.13)        $(0.15)
Year ended 3/31/1998..............      11.89         0.14             5.40              5.54            (0.14)         (0.15)
Period ended 3/31/1997*...........      10.00         0.12             1.89              2.01            (0.12)            --

---------------

 * Managed Index Primary A and Investor A Shares commenced operations on July 31, 1996.

 ** Managed Index Primary B Shares commenced operations on September 4, 1997.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.08)         $19.23        (0.40)%    $610,711       0.50%+(a)(b)      0.87%+        9%           0.74%+(a)
    (0.33)          19.39        15.25       665,631       0.50(a)         1.03           35         0.73(a)
    (0.32)          17.14        47.54       374,504       0.50(a)(b)      1.26           30         0.80(a)
    (0.13)          11.89        20.22        42,226       0.50+(a)        1.92+          17            1.05+(a)
   $(0.04)         $19.21        (0.70)%    $      4       1.00%+(a)(b)      0.37%+        9%           1.34%+(a)
    (0.23)          19.38        14.78             4       1.00(a)         0.53           35         1.33(a)
    (0.28)          17.11        18.24             3       1.00+(a)(b)      0.76+         30            1.30+(a)
   $(0.06)         $19.23        (0.53)%    $ 50,549       0.75%+(a)(b)      0.62%+        9%           0.99%+(a)
    (0.28)          19.39        14.97        51,439       0.75(a)         0.78           35         0.98(a)
    (0.29)          17.14        47.21        25,447       0.75(a)(b)      1.01           30         1.05(a)
    (0.12)          11.89        20.12         3,038    0.75+(a)           1.67+          17            1.30+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
MANAGED SMALLCAP VALUE INDEX
PRIMARY A SHARES
Six months ended 9/30/1999#
  (unaudited).....................     $ 8.98        $0.04           $ 0.91            $ 0.95           $(0.04)            --
Year ended 3/31/1999#.............      11.46         0.09            (2.38)            (2.29)           (0.07)        $(0.12)
Period ended 3/31/1998*...........      10.00         0.03             1.46              1.49            (0.03)            --
INVESTOR A SHARES
Six months ended 9/30/1999#
  (unaudited).....................     $ 8.99        $0.02           $ 0.91            $ 0.93           $(0.02)            --
Year ended 3/31/1999#.............      11.46         0.07            (2.35)            (2.28)           (0.07)        $(0.12)
Period ended 3/31/1998*...........      10.00         0.02             1.46              1.48            (0.02)            --

---------------

 * Managed SmallCap Value Index Primary A and Investor A Shares commenced operations on November 24, 1997.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/ or expense reimbursements, was less than 0.01%.

 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++    (000'S)       ASSETS          ASSETS         RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.04)         $ 9.89         10.51%     $3,400        0.50%+(a)(b)      0.71%+        30%          4.32%+(a)
    (0.19)           8.98        (20.11)      3,084        0.50(a)(b)      0.96           136        3.56(a)
    (0.03)          11.46         14.88       2,106     0.50+(a)(b)       0.78+            30       2.17+(a)
   $(0.02)         $ 9.90         10.37%     $1,869        0.75%+(a)(b)      0.46%+        30%          4.57%+(a)
    (0.19)           8.99        (20.23)      1,904        0.75(a)(b)      0.71           136        3.81(a)
    (0.02)          11.46         14.79       1,859     0.75+(a)(b)       0.53+            30       2.42+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
MANAGED SMALLCAP INDEX
PRIMARY A SHARES
Six months ended 9/30/1999
  (unaudited).....................     $11.04        $0.02           $ 0.86            $ 0.88           $(0.02)            --
Year ended 3/31/1999#.............      14.10         0.06            (2.92)            (2.86)           (0.06)        $(0.14)
Year ended 3/31/1998..............       9.83         0.06             4.58              4.64            (0.06)         (0.31)
Period ended 3/31/1997*...........      10.00         0.03            (0.17)            (0.14)           (0.03)            --
INVESTOR A SHARES
Six months ended 9/30/1999
  (unaudited).....................     $11.03        $0.01           $ 0.86            $ 0.87           $(0.01)            --
Year ended 3/31/1999#.............      14.08         0.03            (2.91)            (2.88)           (0.03)        $(0.14)
Year ended 3/31/1998..............       9.82         0.03             4.57              4.60            (0.03)         (0.31)
Period ended 3/31/1997*...........      10.00         0.03            (0.18)            (0.15)           (0.03)            --

---------------

 * Managed SmallCap Index Primary A and Investor A Shares commenced operations on October 15, 1996.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++   (IN 000'S)     ASSETS          ASSETS         RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.02)         $11.90          7.99%    $193,631       0.50%+(a)(b)      0.39%+       13%           0.84%+(a)
    (0.20)          11.04        (20.50)     189,379    0.50(a)(b)         0.52           65         0.82(a)
    (0.37)          14.10         47.71      102,437    0.50(a)(b)         0.52           62         1.02(a)
    (0.03)           9.83         (1.37)      40,851      0.50+           1.05+           18           1.21+
   $(0.01)         $11.89          7.85%    $  8,740       0.75%+(a)(b)      0.14%+       13%           1.09%+(a)
    (0.17)          11.03        (20.67)       9,782    0.75(a)(b)         0.27           65         1.07(a)
    (0.34)          14.08         47.35       13,768    0.75(a)(b)         0.27           62         1.27(a)
    (0.03)           9.82         (1.52)         334      0.75+           0.80+           18           1.46+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations Fund Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 1999, the Trust offered thirty-six separate portfolios. These financial statements pertain only to the four managed index portfolios of the Trust (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of the Trust are presented under separate cover. The Funds currently offer two classes of shares: Primary A Shares and Investor A Shares. Managed Index Fund also offers Primary B Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities which are traded on a recognized exchange or on NASDAQ are valued at the last sales price on the exchange or market on which such securities are primarily traded. Securities traded only over-the-counter are valued at the closing bid prices or, if no sale occurred on such day, at the mean of the current bid and asked prices. Restricted securities, securities for which market quotations are not readily available, and certain other assets are valued by the investment advisor under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

Futures contracts: Each Fund may invest in futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract. The Fund recognizes a realized gain or loss when the contract is closed, equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

Risks of investments in futures contracts include the possible movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with changes in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Securities transactions and investment income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

Dividends and distributions to shareholders: Distributions from net investment income are declared and paid each month by the Managed Index Fund; all other Funds declare and pay distributions each calendar quarter. Each Fund will distribute net realized capital gains (including net short-term capital gains), at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for Federal income or excise taxes.

Expenses: General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class in accordance with generally accepted accounting principles. The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their shares for distribution under Federal and state securities regulations. All such costs are being amortized on a straight line basis over a period of five years from commencement of operations.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Advisors, Inc. ("BAAI") (formerly known as NationsBanc Advisors, Inc.), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America") (formerly known as NationsBank, N.A.), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation. Pursuant to the Investment Advisory Agreements, BAAI provides investment advisory services to the Funds and is currently entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.40% of each Fund's average daily net assets. Effective May 14, 1999, the maximum advisory fee payable by the Funds decreased by 0.10% of the Funds' average daily net assets. Prior to that date, BAAI was entitled to receive an advisory fee of 0.50% of each Funds' average daily net assets.

The Trust has entered into a sub-advisory agreement with BAAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of Bank of America, pursuant to which TradeStreet is entitled to receive a sub-advisory fee from BAAI at the maximum annual rate of 0.10% of each Fund's average daily net assets.

Stephens Inc. ("Stephens") and BAAI serve as co-administrators of the Trust. Under the co-administration agreements, Stephens and BAAI are entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.23% of each Fund's average daily net assets. Effective May 14, 1999, the combined co-administration fee payable by the Funds to Stephens and BAAI increased by 0.10% of each Fund's average daily net assets. Prior to that date, the combined co-administration fee payable by the Funds was 0.13% of a Fund's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Trust pursuant to an agreement with BAAI. For the six months ended September 30, 1999, Stephens and BAAI earned $290,656 and $410,771, respectively, from the Funds for their co-administration services.

BAAI and/or the sub-advisor and Stephens may, from time to time, reduce their fees payable by each Fund. Effective August 1, 1999, BAAI and/or the sub-advisor and Stephens agreed to reimburse expenses and/or waive their fees until July 31, 2000 to the extent that total expenses (excluding shareholder servicing and distribution fees) exceed an annual rate of 0.50% of each respective Fund's average daily net assets. Prior to that date, BAAI and/or the sub-advisor and Stephens had voluntarily agreed to reimburse expenses and/or waive their fees to maintain these total expense limits.

BNY serves as the custodian of the Trust's assets. For the six months ended September 30, 1999, expenses of the Funds were reduced by $481 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

First Data Investor Services Group, Inc., a wholly-owned subsidiary of First Data Corporation, serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary Shares of the Funds. For the six months ended September 30, 1999, Bank of America earned approximately $8,230 for providing such services.

Stephens also serves as distributor of the Funds' shares. For the six months ended September 30, 1999, the Funds were informed that the distributor received $0 in front end sales charges for sales of Investor A Shares and less than $500 in contingent deferred sales charges from the redemptions of shares which were subject to such charges. A substantial portion of these fees is paid to affiliates of Bank of America.

Effective July 1, 1999, the Board of Trustees of the Trust, along with the Boards of Trustees/Directors of the other open-end registered investment companies in the Nations Funds family, approved a new compensation structure for the unaffiliated Trustees/Directors. The new structure compensates the unaffiliated Trustees/Directors for their services to the open-end registered investment companies in the Nations Funds family as a whole, rather than to particular registered investment companies, or series or portfolios thereof. As of September 30, 1999, the open-end registered investment companies in the Nations Funds family were the Trust, Nations Funds, Inc., Nations

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

Reserves, Nations Annuity Trust, Nations LifeGoal Funds, Inc. and Nations Master Investment Trust. Under the new structure, each unaffiliated Trustee/Director receives a base retainer fee from the open-end registered investment companies in the amount of $65,000 per year, in addition to $5,000 for each in-person meeting attended and $1,000 for each telephonic meeting attended. Each unaffiliated Trustee/Director will be compensated only for a maximum of six in-person meetings per calendar year. The Chairman of the Boards receives an additional fee of 20% of the base retainer fee and the Chairman of the Audit Committee receives an additional fee of 10% of the base retainer fee. The members of the Nominating Committee receive additional compensation at the rate of $1,000 per meeting attended. Each unaffiliated Trustee/ Director is also reimbursed for expenses incurred in attending such meetings.

Prior to July 1, 1999, the Trust paid each unaffiliated Trustee an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Fund and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Trust also reimbursed expenses incurred by each unaffiliated Trustee in attending such meetings.

The Trust's eligible Trustees may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, a portfolio of Nations Fund, Inc. The expense for the deferred compensation and retirement plans is included in "Trustees' fees and expenses" in the Statements of operations.

Certain Funds have made daily investments of cash balances in Nations Cash Reserves, a portfolio of Nations Reserves, another registered investment company in the Nations Funds family, pursuant to an exemptive order received from the Securities and Exchange Commission. For the six months ended September 30, 1999, the Funds earned $184,951 in the aggregate from such investments, which is included in interest income.

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Trust has adopted a shareholder administration plan for Primary B Shares of the Managed Index Fund and shareholder servicing plans and distribution plans for the Investor A Shares of each Fund. The shareholder administration plan permits the Managed Index Fund to compensate institutions for shareholder administration services provided to customers that own Primary B Shares. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor (and for Investor A Shares, the distributor and/or selling agents) for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BAAI.

At September 30, 1999, the rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                       CURRENT    PLAN
                                        RATE      LIMIT
                                       ----------------
Primary B Shareholder Administration
  Plan
Managed Index Fund...................   0.50%     0.60%
Investor A Combined Shareholder
  Servicing and Distribution Plan....   0.25%     0.25%

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 1999 were as follows:

                                   PURCHASES     SALES
                                     (000)       (000)
                                   ---------------------
Managed Value Index..............   $ 2,302     $  2,133
Managed Index....................    66,695      115,357
Managed SmallCap Value Index.....     1,614        2,013
Managed SmallCap Index...........    27,295       38,794

There were no purchases or sales of long-term U.S. government securities for the six months ended September 30, 1999.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

5.  FUTURES CONTRACTS

At September 30, 1999, the following Funds had futures contracts open:

                                                                                                              UNREALIZED
                                                                       VALUE OF CONTRACT    MARKET VALUE    APPRECIATION/
                                                          NUMBER OF       WHEN OPENED       OF CONTRACTS    (DEPRECIATION)
DESCRIPTION                                               CONTRACTS          (000)             (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
MANAGED INDEX:
S&P 500 Futures (long position) expiring December
1999(a).................................................      8             $2,546             $2,596            $50
MANAGED SMALLCAP INDEX
Russell 2000 Futures (long position) expiring
  December 1999(a)......................................     13              2,799              2,792             (7)

---------------
(a) Securities have been segregated as collateral for Managed Index and Managed SmallCap Index for open futures contracts.

6.  SHARES OF BENEFICIAL INTEREST

As of September 30, 1999, an unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

7.  LINE OF CREDIT

The Trust participates in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of no less than 4 to 1 net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement.

For the six months ended September 30, 1999, borrowings by the Funds under the Agreement were as follows:

                                    AVERAGE
                                    AMOUNT       AVERAGE
                                  OUTSTANDING    INTEREST
FUND                                 (000)         RATE
---------------------------------------------------------
Managed Value Index.............     $  7          5.48%
Managed Index...................      505          5.74
Managed SmallCap Value Index....        6          5.27
Managed SmallCap Index..........      120          5.31

The average amount outstanding was calculated based on daily balances in the period.

8.  SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their portfolio securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves, a portfolio of Nations Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral.

At September 30, 1999, the following Funds had securities on loan:

                                MARKET VALUE      MARKET
                                 OF LOANED       VALUE OF
                                 SECURITIES     COLLATERAL
FUND                               (000)          (000)
----------------------------------------------------------
Managed Index.................    $10,801        $10,938
Managed SmallCap Index........      8,331          8,759

9.  CAPITAL LOSS CARRYFORWARD

At March 31,1999, Managed Index and Managed SmallCap Index had available for Federal Income tax purposes unused capital losses expiring March 31, 2007 of $1,090,295 and $742,571, respectively.

                                    P.O. Box 34602
                                    Charlotte, NC  28234-4602
                                    Toll free 1.800.982.2271


Nations Funds








SAR7 991427 (9/99)